PROSPECTUS

                            [american century logo]
                                    American
                                Century(reg.sm)

                                  MARCH 1, 1998
                             Revised March 13, 1998

                                    TWENTIETH
                                     CENTURY
                                      GROUP

                                     Select
                                    Heritage
                                     Growth
                                      Ultra
                                      Vista

INVESTOR CLASS

                         AMERICAN CENTURY INVESTMENTS

                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                           AMERICAN CENTURY INVESTMENTS
--------------------------------------------------------------------------------

BENHAM GROUP(reg.tm)      AMERICAN CENTURY GROUP        TWENTIETH CENTURY GROUP
--------------------------------------------------------------------------------


  MONEY MARKET FUNDS          ASSET ALLOCATION               GROWTH FUNDS
 GOVERNMENT BOND FUNDS      &  BALANCED FUNDS            INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
 MUNICIPAL BOND FUNDS        SPECIALTY FUND
--------------------------------------------------------------------------------

                                                      Select * Heritage * Growth
                                                             Ultra * Vista




                                  PROSPECTUS

                                 MARCH 1, 1998
                             Revised March 13, 1998

                          Select * Heritage * Growth

                                 Ultra * Vista

                                INVESTOR CLASS

                      AMERICAN CENTURY MUTUAL FUNDS, INC.

    American Century Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Five of the funds from our Twentieth Century Group that invest primarily in equity securities are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

    Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

    This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated March 1, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street * P.O. Box 419200
                Kansas City, Missouri 64141-6200 * 1-800-345-2021
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-634-4113 * In Missouri: 816-444-3485
                        Internet: www.americancentury.com


    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS                                                                  1

                         INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY - TWENTIETH CENTURY
SELECT FUND

AMERICAN CENTURY - TWENTIETH CENTURY
HERITAGE FUND

    The Select and Heritage funds seek capital growth. The funds intend to pursue their investment objectives by investing primarily in common stocks of companies that are considered by management to have better-than-average prospects for appreciation. As a matter of fundamental policy, 80% of the assets of the Select fund and 60% of the assets of the Heritage fund must be invested in securities of companies that have a record of paying dividends or have committed themselves to the payment of regular dividends, or otherwise produce income.

AMERICAN CENTURY - TWENTIETH CENTURY
GROWTH FUND

AMERICAN CENTURY - TWENTIETH CENTURY
ULTRA FUND

AMERICAN CENTURY - TWENTIETH CENTURY
VISTA FUND

    The Growth, Ultra and Vista funds seek capital growth. The funds intend to pursue their investment objectives by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

                There is no assurance that the funds will achieve
                     their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2      INVESTMENT OBJECTIVES                  AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS

Investment Objectives of the Funds ........................................    2
Transaction and Operating Expense Table ...................................    4
Financial Highlights ......................................................    5

INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds ..........................................   10
   Growth Equity Funds ....................................................   10
   Select and Heritage ....................................................   10
   Growth, Ultra and Vista ................................................   10

Other Investment Practices, Their Characteristics
and Risks .................................................................   11
   Foreign Securities .....................................................   11
   Forward Currency Exchange Contracts ....................................   11
   Portfolio Turnover .....................................................   12
   Repurchase Agreements ..................................................   12
   Futures and Options ....................................................   12
   Derivative Securities ..................................................   13
   When-Issued Securities .................................................   14
   Rule 144A Securities ...................................................   14
   Investments in Companies
      with Limited Operating History ......................................   14
   Short Sales ............................................................   15
Performance Advertising ...................................................   15

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ..............................................   16
Investing in American Century .............................................   16
How to Open an Account ....................................................   16
           By Mail ........................................................   16
           By Wire ........................................................   16
           By Exchange ....................................................   17
           In Person ......................................................   17
      Subsequent Investments ..............................................   17
           By Mail ........................................................   17
           By Telephone ...................................................   17
           By Online Access ...............................................   17
           By Wire ........................................................   17
           In Person ......................................................   17
      Automatic Investment Plan ...........................................   17
How to Exchange from One Account to Another ...............................   18
           By Mail ........................................................   18
           By Telephone ...................................................   18
           By Online Access ...............................................   18
 How to Redeem Shares .....................................................   18
           By Mail ........................................................   18
           By Telephone ...................................................   18
           By Check-A-Month ...............................................   18
           Other Automatic Redemptions ....................................   18
      Redemption Proceeds .................................................   18
           By Check .......................................................   19
           By Wire and ACH ................................................   19
      Special Requirements for Large Redemptions ..........................   19
      Redemption of Shares in Low-Balance Accounts ........................   19
 Signature Guarantee ......................................................   19
 Special Shareholder Services .............................................   20
           Automated Information Line .....................................   20
           Online Account Access ..........................................   20
           Open Order Service .............................................   20
           Tax-Qualified Retirement Plans .................................   20
 Important Policies Regarding Your Investments ............................   21
 Reports to Shareholders ..................................................   21
Employer-Sponsored Retirement Plans and
   Institutional Accounts .................................................   22

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ...............................................................   23
   When Share Price Is Determined .........................................   23
   How Share Price Is Determined ..........................................   23
   Where to Find Information About Share Price ............................   24
Distributions .............................................................   24
Taxes .....................................................................   24
   Tax-Deferred Accounts ..................................................   25
   Taxable Accounts .......................................................   25
Management ................................................................   26
   Investment Management ..................................................   26
   Code of Ethics .........................................................   27
   Transfer and Administrative Services ...................................   28
Distribution of Fund Shares ...............................................   28
Further Information About American Century ................................   28

PROSPECTUS                                        TABLE OF CONTENTS         3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                              Select, Heritage,
                                                            Growth, Ultra, Vista

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases .............................    none

Maximum Sales Load Imposed on Reinvested Dividends ..................    none

Deferred Sales Load .................................................    none

Redemption Fee(1) ...................................................    none

Exchange Fee ........................................................    none

ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of net assets)

Management Fees(2) ..................................................   1.00%

12b-1 Fees ..........................................................    none

Other Expenses(3) ...................................................   0.00%

Total Fund Operating Expenses .......................................   1.00%

EXAMPLE:

You would pay the following expenses on a                     1 year    $  10
$1,000 investment, assuming a 5% annual return and           3 years       32
redemption at the end of each time period:                   5 years       55
                                                           10 years       122



(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) A portion of the management fee may be paid by the funds' manager to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See " Management-Transfer and Administrative Services," page 28.

(3) Other expenses, which includes the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the most recent fiscal year.


    The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

    NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The funds offer three other classes of shares, primarily to institutional investors, that have different fee structures than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page 28.

4    TRANSACTION AND OPERATING EXPENSE TABLE     AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS

                                    SELECT

  The Financial Highlights for the fiscal year ended October 31, 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before October
31, 1996, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional Information. The information presented is for a share outstanding throughout the years ended
October 31.

                                   1997      1996      1995      1994      1993      1992      1991     1990      1989      1988

PER-SHARE DATA

Net Asset
Value,
Beginning of Year ................ $41.52   $39.52    $37.67    $45.76    $39.18    $40.79    $34.19   $35.98    $27.85    $32.69
                                   ------   ------    ------    ------    ------    ------    ------   ------    ------    ------

Income From
Investment Operations

 Net Investment Income ........... 0.15(1)  0.20(1)   0.33(1)    0.40      0.46      0.53      0.63     0.62      1.10      0.64

 Net Realized and
 Unrealized Gain
 (Loss) on Investment
 Transactions .................... 10.51     6.73      4.68     (3.59)     7.94      0.34      8.17    (1.29)     7.74      1.37
                                   ------   ------    ------    ------    ------    ------    ------   ------    ------    ------
 Total From
 Investment Operations ........... 10.66     6.93      5.01     (3.19)     8.40      0.87      8.80    (0.67)     8.84      2.01
                                   ------   ------    ------    ------    ------    ------    ------   ------    ------    ------
Distributions

 From Net Investment Income ...... (0.32)   (0.27)    (0.28)    (0.43)    (0.49)    (0.65)    (0.65)   (1.12)    (0.71)    (0.48)

 From Net Realized Gains on
 Investment Transactions ......... (3.68)   (4.66)    (2.75)    (4.47)    (1.31)    (1.83)    (1.55)     --        --      (6.37)

 In Excess of
 Net Realized Gains ..............    --      --      (0.13)      --      (0.02)      --        --       --        --        --
                                   ------   ------    ------    ------    ------    ------    ------   ------    ------    ------
 Total Distributions ............. (4.00)   (4.93)    (3.16)    (4.90)    (1.82)    (2.48)    (2.20)   (1.12)    (0.71)    (6.85)
                                   ------   ------    ------    ------    ------    ------    ------   ------    ------    ------
Net Asset Value, End of Year ..... $48.18   $41.52    $39.52    $37.67    $45.76    $39.18    $40.79   $34.19    $35.98    $27.85
                                   ======   ======    ======    ======    ======    ======    ======   ======    ======    ======

 Total Return(2) ................. 27.89%   19.76%    15.02%    (7.37)%   22.20%     1.76%    27.05%   (2.03)%   32.59%     7.31%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses
to Average Net Assets ............ 1.00%     1.00%     1.00%     1.00%     1.00%     1.00%     1.00%    1.00%     1.00%     1.00%

Ratio of Net Investment Income
to Average Net Assets ............ 0.33%     0.5%      0.9%      1.0%      1.1%      1.4%      1.7%     1.8%      3.4%      2.2%

Portfolio Turnover Rate ..........  94%      105%      106%      126%       82%       95%       84%      83%       93%      140%

Average Commission Paid per
Share of Equity Security Traded .. $0.0457  $0.0410   $0.0460    --(3)     --(3)     --(3)     --(3)    --(3)     --(3)     --(3)

Net Assets, End
of Year (in millions) ............ $4,769   $4,039    $4,008    $4,278    $5,160    $4,534    $4,163   $2,953    $2,721    $2,367

(1)  Computed using average shares outstanding throughout the period.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(3) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended October 31, 1995.

PROSPECTUS                                    FINANCIAL HIGHLIGHTS             5


                             FINANCIAL HIGHLIGHTS

                                   HERITAGE

  The Financial Highlights for the fiscal year ended October 31, 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before October
31, 1996, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional Information. The information presented is for a share outstanding throughout the years ended
October 31, except as noted.

                                   1997      1996     1995      1994      1993      1992      1991      1990      1989     1988(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period ............  $12.24    $11.75   $10.32    $11.03     $9.30     $8.59     $6.55     $8.15     $6.21     $5.00
                                  ------    ------   ------    ------     -----     -----     -----     -----     -----     -----
Income From
Investment Operations

 Net Investment Income .........  0.01(2)    --(2)   0.05(2)    0.07      0.07      0.10      0.11      0.10      0.08      0.06

 Net Realized and
 Unrealized Gain
 (Loss) on Investment
 Transactions ..................  3.41       1.15     1.96     (0.21)     2.43      0.72      2.04     (0.94)     1.93      1.16
                                  ------    ------   ------    ------     -----     -----     -----     -----     -----     -----
 Total from
 Investment Operations .........  3.42       1.15     2.01     (0.14)     2.50      0.82      2.15     (0.84)     2.01      1.22
                                  ------    ------   ------    ------     -----     -----     -----     -----     -----     -----
Distributions

 From Net Investment Income ....  (0.09)    (0.05)   (0.03)    (0.06)    (0.09)    (0.11)    (0.11)    (0.07)    (0.07)    (0.01)

 From Net Realized Gains on
 Investment Transactions .......  (0.71)    (0.61)   (0.52)    (0.50)    (0.68)      --        --      (0.69)      --        --

 In Excess of Net
 Realized Gains ................      --      --     (0.03)    (0.01)      --        --        --        --        --        --
                                  ------    ------   ------    ------     -----     -----     -----     -----     -----     -----
 Total Distributions ...........  (0.80)    (0.66)   (0.58)    (0.57)    (0.77)    (0.11)    (0.11)    (0.76)    (0.07)    (0.01)
                                  ------    ------   ------    ------     -----     -----     -----     -----     -----     -----
Net Asset Value, End of Period .  $14.86    $12.24   $11.75    $10.32    $11.03     $9.30     $8.59     $6.55     $8.15     $6.21
                                  ======    ======   ======    ======    ======     =====     =====     =====     =====     =====

 Total Return(3) ...............  29.56%    10.44%   21.04%    (1.13)%   28.64%     9.65%    33.25%   (11.62)%   32.65%    25.75%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ..........   1.00%     0.99%    0.99%     1.00%     1.00%     1.00%     1.00%     1.00%     1.00%   1.00%(4)

Ratio of Net Investment Income
to Average Net Assets ..........   0.05%      --      0.5%      0.7%      0.7%      1.1%      1.5%      1.6%      1.3%     1.4%(4)

Portfolio Turnover Rate ........    69%      122%     121%      136%      116%      119%      146%      127%      159%     130%(4)

Average Commission Paid per
Share of Equity
Security Traded ................ $0.0436   $0.0420  $0.0420     --(5)     --(5)     --(5)     --(5)     --(5)     --(5)     --(5)

Net Assets, End
of Period (in millions) ........  $1,321    $1,083   $1,008     $897      $702      $369      $269      $199      $117       $55

(1)  November 10, 1987 (inception) through October 31, 1988.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total return for periods less than one year are not annualized.

(4)  Annualized.

(5) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended October 31, 1995.

6      FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS

                                    GROWTH

  The Financial Highlights for the fiscal year ended October 31, 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before October
31, 1996, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional Information. The information presented is for a share outstanding throughout the years ended
October 31.

                                   1997      1996      1995      1994      1993      1992      1991     1990      1989      1988

PER-SHARE DATA

Net Asset Value,
Beginning of Year ...............  $22.21   $23.88    $22.99    $25.27    $23.64    $22.32    $14.81   $17.44    $12.54    $15.62
                                   ------   ------    ------    ------    ------    ------    ------   ------    ------    ------

Income From
Investment Operations

  Net Investment
  Income (Loss) ................. 0.01(1)  (0.01)(1)  0.08(1)    0.06     0.06     (0.02)     0.04     0.09      0.08      0.30

  Net Realized and
  Unrealized Gain
  (Loss) on Investment
  Transactions ..................  6.07      1.47      4.08      0.48      1.94      1.35      8.47    (2.05)     5.14      0.13
                                   ------   ------    ------    ------    ------    ------    ------   ------    ------    ------
  Total from
  Investment Operations .........  6.08      1.46      4.16      0.54      2.00      1.33      8.51    (1.96)     5.22      0.43
                                   ------   ------    ------    ------    ------    ------    ------   ------    ------    ------
Distributions

  From Net Investment Income ....  (0.18)   (0.07)    (0.05)    (0.06)      --      (0.01)    (0.11)   (0.08)    (0.32)    (0.05)

  From Net Realized Gains
  on Investment Transactions ....  (0.25)   (2.98)    (3.18)    (2.76)    (0.36)      --      (0.89)   (0.59)      --      (3.46)

  In Excess of Net
  Realized Gains ................    --     (0.08)    (0.04)      --      (0.01)      --        --       --        --        --
                                   ------   ------    ------    ------    ------    ------    ------   ------    ------    ------
  Total Distributions ...........  (0.43)   (3.13)    (3.27)    (2.82)    (0.37)    (0.01)    (1.00)   (0.67)    (0.32)    (3.51)
                                   ------   ------    ------    ------    ------    ------    ------   ------    ------    ------
Net Asset Value, End of Year ....  $27.86   $22.21    $23.88    $22.99    $25.27    $23.64    $22.32   $14.81    $17.44    $12.54
                                   ======   ======    ======    ======    ======    ======    ======   ======    ======    ======

  Total Return(2) ...............  27.85%    8.18%    22.31%     2.66%     8.48%     5.96%    60.64%   (11.72)%  42.74%     3.18%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ...........  1.00%     1.00%     1.00%     1.00%     1.00%     1.00%     1.00%    1.00%     1.00%     1.00%

Ratio of Net Investment Income
(Loss) to Average Net Assets ....  0.02%    (0.1)%     0.4%      0.3%      0.2%     (0.1)%     0.2%     0.6%      0.5%      2.4%

Portfolio Turnover Rate .........   75%      122%      141%      100%       94%       53%       69%     118%       98%      143%

Average Commission Paid per
Share of Equity
Security Traded ................. $0.0393  $0.0360   $0.0400    --(3)     --(3)     --(3)     --(3)    --(3)     --(3)     --(3)

Net Assets, End
of Year (in millions) ...........  $5,113   $4,765    $5,130    $4,363    $4,641    $4,472    $3,193   $1,697    $1,597    $1,229

(1)  Computed using average shares outstanding throughout the period.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(3) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended October 31, 1995.


PROSPECTUS                                 FINANCIAL HIGHLIGHTS               7

                             FINANCIAL HIGHLIGHTS

                                     ULTRA

  The Financial Highlights for the fiscal year ended October 31, 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before October
31, 1996, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional Information. The information presented is for a share outstanding throughout the years ended
October 31.

                                   1997      1996      1995      1994      1993      1992      1991     1990      1989      1988

PER-SHARE DATA

Net Asset Value,
Beginning of Year ..............   $29.52   $28.03    $21.16    $21.61    $15.46    $15.53     $7.73    $9.63     $6.86     $8.76
                                   ------   ------    ------    ------    ------    ------     -----    -----     -----     -----
Income From
Investment Operations

  Net Investment Income
  (Loss) .......................  0.01(1)  (0.05)(1)  (0.07)(1)  (0.03)  (0.09)    (0.05)    (0.03)   (0.03)     0.19     (0.02)

  Net Realized and
  Unrealized Gain
  (Loss) on Investment
  Transactions .................   5.62       2.84     7.58      (0.42)    6.24     (0.02)     7.86    (0.73)     2.58      1.38
                                   ------   ------    ------    ------    ------    ------     -----    -----     -----     -----
  Total from
  Investment Operations ........   5.63       2.79     7.51     (0.45)     6.15     (0.07)     7.83    (0.76)     2.77      1.36
                                   ------   ------    ------    ------    ------    ------     -----    -----     -----     -----
Distributions

  From Net Investment Income ...    --        --        --        --        --        --        --     (0.19)      --        --

  From Net Realized Gains on
  Investment Transactions ......   (1.69)   (1.19)    (0.64)      --        --        --      (0.03)   (0.95)      --      (3.26)

  In Excess of
  Net Realized Gains ...........     --     (0.11)      --        --        --        --        --       --        --        --
                                   ------   ------    ------    ------    ------    ------     -----    -----     -----     -----
  Total Distributions ..........   (1.69)   (1.30)    (0.64)      --        --        --      (0.03)   (1.14)      --      (3.26)
                                   ------   ------    ------    ------    ------    ------     -----    -----     -----     -----
Net Asset Value, End of Year ...   $33.46   $29.52    $28.03    $21.16    $21.61    $15.46    $15.53    $7.73     $9.63     $6.86
                                   ======   ======    ======    ======    ======    ======    ======    =====     =====     =====

  Total Return(2) ..............   19.95%   10.79%    36.89%    (2.08)%   39.78%    (0.45)%   101.51%  (9.02)%   40.37%    19.52%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ..........   1.00%     1.00%     1.00%     1.00%     1.00%     1.00%     1.00%    1.00%     1.00%     1.00%

Ratio of Net Investment Income
(Loss) to Average Net Assets ...   0.03%    (0.2)%    (0.3)%    (0.1)%    (0.6)%    (0.4)%    (0.5)%   (0.3)%     2.2%     (0.3)%

Portfolio Turnover Rate ........   107%       87%       87%       78%       53%       59%       42%     141%      132%      140%

Average Commission Paid per
Share of Equity
Security Traded ................   $0.0398  $0.0350   $0.0330    --(3)     --(3)     --(3)     --(3)    --(3)     --(3)     --(3)

Net Assets, End
of Year (in millions) ..........   $21,695  $18,266   $14,376   $10,344   $8,037    $4,275    $2,148    $330      $347      $258

(1)  Computed using average shares outstanding throughout the period.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(3) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended October 31, 1995.

8      FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS

                                     VISTA

  The Financial Highlights for the fiscal year ended October 31, 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before October
31, 1996, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional Information. The information presented is for a share outstanding throughout the years ended
October 31.

                                   1997      1996      1995      1994      1993      1992      1991     1990      1989      1988

PER-SHARE DATA

Net Asset Value,
Beginning of Year ................ $15.68   $15.73    $10.94    $12.24    $11.01    $10.53     $6.28    $8.74     $5.91     $5.73
                                   ------   ------    ------    ------    ------    ------     -----    -----     -----     -----

Income From
Investment Operations

  Net Investment Income
  (Loss) ........................(0.10)(1)  (0.11)(1)  (0.08)(1)  (0.08)  (0.07)     (0.04)    (0.02)   (0.01)    (0.03)     0.01

  Net Realized and
  Unrealized Gain
  (Loss) on Investment
   Transactions .................  0.13      1.09     4.90      0.45      1.95      0.52       4.27     (1.76)     2.87      0.63
                                   ------   ------    ------    ------    ------    ------     -----    -----     -----     -----
  Total from
  Investment Operations .........  0.03      0.98     4.82      0.37      1.88      0.48       4.25     (1.77)     2.84      0.64
                                   ------   ------    ------    ------    ------    ------     -----    -----     -----     -----
Distributions

  From Net Investment Income ....   --        --        --        --        --        --        --       --      (0.01)      --

  From Net Realized Gains
  on Investment Transactions ....  (1.18)   (1.02)    (0.03)    (1.66)    (0.64)      --        --     (0.69)      --      (0.46)

  In Excess of
  Net Realized Gains ............   --      (0.01)      --      (0.01)    (0.01)      --        --       --        --        --
                                   ------   ------    ------    ------    ------    ------     -----    -----     -----     -----
  Total Distributions ...........  (1.18)   (1.03)    (0.03)    (1.67)    (0.65)      --        --     (0.69)    (0.01)    (0.46)
                                   ------   ------    ------    ------    ------    ------     -----    -----     -----     -----
Net Asset Value, End of Year ..... $14.53   $15.68    $15.73    $10.94    $12.24    $11.01    $10.53    $6.28     $8.74     $5.91
                                   ======   ======    ======    ======    ======    ======    ======    =====     =====     =====

  Total Return(2) ................ 0.29%     6.96%    44.20%     4.16%    17.71%     4.55%    67.67%   (22.17)%  48.19%    11.41%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ............ 1.00%     0.99%     0.98%     1.00%     1.00%     1.00%     1.00%    1.00%     1.00%     1.00%

Ratio of Net Investment Income
(Loss) to Average Net Assets ..... (0.73)%  (0.7)%    (0.6)%    (0.8)%    (0.6)%    (0.4)%    (0.3)%   (0.1)%    (0.4)%     0.2%

Portfolio Turnover Rate ..........  96%       91%       89%      111%      133%       87%       92%     103%      125%      145%

Average Commission Paid per
Share of Equity Security Traded .. $0.0292  $0.0280   $0.0330    --(3)     --(3)     --(3)     --(3)    --(3)     --(3)     --(3)

Net Assets, End
of Year (in millions) ............ $1,828   $2,276    $1,676     $792      $847      $830      $622     $341      $264      $206

(1)  Computed using average shares outstanding throughout the period.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(3) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended October 31, 1995.


PROSPECTUS                                 FINANCIAL HIGHLIGHTS                9


                        INFORMATION REGARDING THE FUNDS

 INVESTMENT POLICIES OF THE FUNDS

    The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

GROWTH EQUITY FUNDS

    All of the funds offered by this Prospectus seek capital growth by investing in securities, primarily common stocks, that meet certain fundamental and technical standards of selection (relating primarily to earnings and revenues acceleration) and have, in the opinion of the funds' manager, better-than-average potential for appreciation. So long as a sufficient number of such securities are available, the manager intends to keep the funds fully invested in these securities regardless of the movement of stock prices generally. In most circumstances, the funds' actual level of cash and cash equivalents will fluctuate between 0% and 10% of total assets with 90% to 100% of their assets committed to equity and equity equivalent investments. The funds may purchase securities only of companies that have a record of at least three years of continuous operation.

SELECT AND HERITAGE

    Securities of companies chosen for the Select and Heritage funds are chosen primarily for their growth potential. Additionally, as a matter of fundamental policy, 80% of the assets of the Select fund and 60% of the assets of the Heritage fund must be invested in securities of companies that have a record of paying dividends, or have committed themselves to the payment of regular dividends, or otherwise produce income. The remaining 20% of the Select fund and 40% of the Heritage fund may be invested in any otherwise permissible securities that the manager believes will contribute to the funds' stated investment objectives. The income payments of equity securities are only a secondary consideration; therefore, the income return that Select and Heritage provide may not be significant. Otherwise, Select and Heritage follow the same investment techniques described below for Growth, Ultra and Vista.

    Since Select is one of our larger funds and Heritage is substantially smaller, Select will invest in shares of larger companies with larger share trading volume, and Heritage will tend to invest in smaller companies with smaller share trading volume. However, the two funds are not mutually exclusive, and a given security may be owned by both funds. For the reasons stated in the next section, it should be expected that Heritage will be more volatile and subject to greater short-term risk and long-term opportunity than Select.

    Because of its size, and because it invests primarily in securities that pay dividends or are committed to the payment of dividends, Select may be expected to be the least volatile of the funds described in this Prospectus.

GROWTH, ULTRA AND VISTA

    Management selects for the portfolios of the Growth, Ultra and Vista funds, securities of companies whose earnings and revenue trends meet management's standards of selection.

    Growth and Ultra generally invest in large-sized companies, while Vista invests in medium-sized and smaller companies.

    The size of companies in which a fund invests tends to give each fund its own characteristics of


10  INFORMATION REGARDING THE FUNDS          AMERICAN CENTURY INVESTMENTS


volatility and risk. These differences come about because developments such as new or improved products or methods, which would be relatively insignificant to a large company, may have a substantial impact on the earnings and revenues of a small company and create a greater demand and a higher value for its shares. However, a new product failure, which could readily be absorbed by a large company, can cause a rapid decline in the value of the shares of a smaller company. Hence, it could be expected that funds investing in smaller companies would be more volatile than funds investing in larger companies.


OTHER INVESTMENT PRACTICES,
THEIR CHARACTERISTICS AND RISKS

    For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

FOREIGN SECURITIES

    Each of the funds may invest an unlimited amount of its assets in the securities of foreign issuers, primarily from developed markets, when these securities meet its standards of selection. The funds may make such investments either directly in foreign securities, or by purchasing Depositary Receipts ("DRs") for foreign securities. DRs are securities listed on exchanges or quoted in the over-the-counter market in one country but represent the shares of issuers domiciled in other countries. DRs may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

    Subject to their individual investment objectives and policies, the funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, and debt securities of foreign governments and their agencies. The funds will limit their purchase of debt securities to investment-grade obligations.

    Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, clearance and settlement risk, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

FORWARD CURRENCY EXCHANGE CONTRACTS

    Some of the foreign securities held by the funds may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of a fund.

    To protect against adverse movements in ex- change rates between currencies, the funds may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

    A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

    By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

    When the manager believes that a particular currency may decline in value compared to the U.S. dollar, a fund may enter into forward currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where it


PROSPECTUS                                INFORMATION REGARDING THE FUNDS    11


would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

    Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

    If a fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

    Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect a fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationships between the foreign currency and the U.S. dollar.

PORTFOLIO TURNOVER

    The portfolio turnover rates of the funds are shown in the financial information on pages 5-9 of this Prospectus.

    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

    The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

    Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

    Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

    The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

    No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

FUTURES AND OPTIONS

    The funds may invest in financial futures contracts and options thereon. A financial futures contract is an agreement to take or make delivery of a financial asset or an amount of cash, as specified in the applicable contract, at some time in the future. The value of the asset or cash to be delivered at the end of the con-


12    INFORMATION REGARDING THE FUNDS               AMERICAN CENTURY INVESTMENTS


tract period is calculated based upon the difference in value between the making of the contract and the end of the contract period of a financial index, indicator, or security underlying the futures contract.

    Rather than actually purchasing a financial asset (e.g., a long- or short-term treasury security) or all of the securities contained in a specific index (e.g., the S&P 500), the manager may choose to purchase a futures contract which reflects the value of such securities or index. For example, an S&P 500 futures contract reflects the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the index securities increases or decreases during the contract period of an S&P 500 futures contract, the amount of cash to be paid to the contract holder at the end of the period would correspondingly increase or decrease. As a result, the manager is able to expose to the market cash that is held by the funds to meet anticipated redemptions or for future investment opportunities. Because futures contracts generally settle more quickly than their underlying securities, the manager believes that the use of futures and options thereon allows the funds to be fully invested while maintaining the needed liquidity.

    The funds will not purchase leveraged futures. When a fund enters into a futures contract, it must make a deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the contract fluctuates, a party to the contract may be required to make additional margin payments, known as "variation margin," to cover a portion of such fluctuation. A fund will also deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fund's payment obligation under the futures contract, less any initial or variation margin. For options sold, a fund will segregate cash or high-quality debt securities equal to the value of the securities underlying the option unless the option is otherwise covered.

DERIVATIVE SECURITIES

    To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

    Some   "derivatives"  such  as   mortgage-related   and  other  asset-backed
securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

    There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

    No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

    The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

    There  are  a  range  of  risks  associated  with  derivative   investments,
including:

    * the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

    * the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;


PROSPECTUS                          INFORMATION REGARDING THE FUNDS           13


    * the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

    * the risk that the counterparty will fail to perform its obligations.

    The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

WHEN-ISSUED SECURITIES

    Each of the funds may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

    The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

    With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

INVESTMENTS IN COMPANIES
WITH LIMITED OPERATING HISTORY

    The funds may invest in the securities of issuers with limited operating history. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

    Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.


14      INFORMATION REGARDING THE FUNDS        AMERICAN CENTURY INVESTMENTS


    Select, Growth and Ultra will not invest more than 5% of their total assets in the securities of issuers with less than a three-year operating history. Vista and Heritage will not invest more than 10% of their total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

SHORT SALES

    A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

    A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.

PERFORMANCE ADVERTISING

    From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, and yield. Performance data may be quoted separately for the Investor Class and for the other classes.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    A quotation of yield reflects a fund's income over a stated period of time expressed as a percentage of the fund's share price.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

    The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


PROSPECTUS                        INFORMATION REGARDING THE FUNDS             15



                              HOW TO INVEST WITH
                         AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

    The funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

INVESTING IN AMERICAN CENTURY

    The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 22.

HOW TO OPEN AN ACCOUNT

    To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

    The minimum investment is $2,500 [$1,000 for IRA and Uniform Gifts/Transfers to Minors Acts ("UGMA/UTMA") accounts]. These minimums will be waived if you establish an automatic investment plan to your account that is the equivalent of at least $50 per month. See "Automatic Investment Plan," page 17.

    The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

    Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

    You may invest in the following ways:

BY MAIL

    Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

    You may make your initial  investment by wiring funds.  To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

(*)  RECEIVING BANK AND ROUTING NUMBER:

   Commerce Bank, N.A. (101000019)

(*)  BENEFICIARY (BNF):

   American Century Services Corporation

   4500 Main St., Kansas City, Missouri 64111

(*)  BENEFICIARY ACCOUNT NUMBER (BNF ACCT):

   2804918


16 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


(*)  REFERENCE FOR BENEFICIARY (RFB):

   American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

(*)  ORIGINATOR TO BENEFICIARY (OBI):

   Name and address of owner of account into which you are investing.

(*)  BANK TO BANK INFORMATION

   (BBI OR FREE FORM TEXT):

    * Taxpayer identification or Social Security number.

    * If more than one account, account numbers and amount to be invested in each account.

    * Current tax year, previous tax year or rollover designation if an IRA. Specify whether Traditional IRA, Roth IRA, Education IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.

BY EXCHANGE

    Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See page 18 for more information on exchanges.

IN PERSON

    If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

    4500 Main Street
    Kansas City, Missouri 64111

    4917 Town Center Drive
    Leawood, Kansas 66211

    1665 Charleston Road
    Mountain View, California 94043

    2000 S. Colorado Blvd.
    Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

    Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

    When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

    Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

    Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

    You may make subsequent investments by wire. Follow the wire transfer instructions on this page and indicate your account number.

IN PERSON

    You may make subsequent investments in person at one of our Investor Centers. The locations of our four Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

    You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS          17


HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

    As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 23.

    For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

    If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions. See "Special Requirements for Large Redemptions," page 19.

BY MAIL

    You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

    You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page 20) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

    You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

    We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received. For large redemptions, please read "Special Requirements for Large Redemptions," on page 19.

    Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

    Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 19.

BY TELEPHONE

    If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

    If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

    If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

    Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on


18 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

    Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

    Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

    You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

    Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

    We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

    If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

    If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

    Despite the funds' right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

REDEMPTION OF SHARES IN  LOW-BALANCE ACCOUNTS

    Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you to either bring the value of the shares held in the account up to the minimum or to establish an automatic investment that is the equivalent of at least $50 per month. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

    To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee is required when:

    *    redeeming more than $25,000; or

    * establishing or increasing a Check-A-Month or automatic transfer on an existing account.

PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS         19


    You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

    For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

    We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

    We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

    Our special shareholder services include:

AUTOMATED INFORMATION LINE

    We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

    You may contact us 24 hours a day, seven days a week, at www.americancentury.com to access daily share prices, receive updates on major market indices and view historical performance of your fund. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balance and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

OPEN ORDER SERVICE

    Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

    If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

    Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

    Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

    *    Individual Retirement Accounts (IRAs);

    * 403(b)plans for employees of public school systems and non-profit organizations; or

    * Profit sharing plans and pension plans for corporations and other employers.

    If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

    You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.


20 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

    Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer

  (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

  (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

  (3) Shares being acquired must be qualified for sale in your state of residence.

  (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

  (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

  (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

  (7)    All   signatures   should  be  exactly  as  the  name  appears  in  the
         registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

  (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

  (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

  (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

    At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

    With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

    Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days

PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS        21


of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

    No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

    Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT
PLANS AND INSTITUTIONAL ACCOUNTS

    Information   contained  in  our  Investor   Services   Guide   pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

    If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

    You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.

22 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

    The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by the American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.

    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

    Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the funds' net asset value next determined after acceptance on the funds' behalf by such intermediary.

HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW          23


    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

    The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then exchanged to dollars at the prevailing foreign exchange rate.

    Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

    The net asset values of the Investor Class of the funds are published in leading newspapers daily. The net asset value may also be obtained by calling us or by accessing our Web site (www.americancentury.com).

DISTRIBUTIONS

    In general, distributions from net investment income and net realized securities gains, if any, are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. Distributions from investment income and from net profits realized on the sale of securities, if any, will be declared annually on or before December 31.

    THE OBJECTIVE OF THESE FUNDS IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU SHOULD MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE OF YOUR INVESTMENT AT ANY GIVEN TIME AND NOT BY THE DISTRIBUTIONS YOU RECEIVE.

    Participants in employer-sponsored retirement or savings plan must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 59(1)/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

    A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

    Because such gains and dividends are included in the value of your shares, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

    Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.


24  ADDITIONAL INFORMATION YOU SHOULD KNOW          AMERICAN CENTURY INVESTMENTS


TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held greater than 12 months but no more than 18 months (28% rate gain) and/or assets held greater than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain (28% or 20% rate gain) to you with respect to such shares.

    Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

    If more than 50% of the value of a fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for the shareholder to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit which is ineligible as a result of the fund not meeting the holding period requirement will be separately disclosed and may be eligible as an itemized deduction.

    If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).

    In January of the year following the distribution, if you own shares in a taxable account, you will receive


PROSPECTUS                ADDITIONAL INFORMATION YOU SHOULD KNOW              25


a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

    Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

    Redemption of shares of a fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be considered long-term subject to tax at a maximum rate of 28% (28% rate gain/loss) if shareholders have held such shares for a period of more than 12 months but no more than 18 months and long-term subject to tax at a maximum rate of 20%, minimum of 10% (20% rate gain/loss) if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

    The manager supervises and manages the investment portfolios of each fund and directs the purchase and sale of its investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

    The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:

    JAMES E. STOWERS III, Chief Executive Officer and Portfolio Manager, joined American Century in 1981. He is a member of the team that manages Ultra.

    HAROLD S. BRADLEY, Vice President and Portfolio Manager, joined American Century in 1988. For the past 10 years, Mr. Bradley has managed the global equity, futures and foreign exchange trading activities for American Century. He is a member of the team that manages Heritage.

    ARNOLD K. DOUVILLE, Vice President and Portfolio Manager, joined American Century in November 1997. Prior to joining American Century, Mr. Douville


26 ADDITIONAL INFORMATION YOU SHOULD KNOW           AMERICAN CENTURY INVESTMENTS


served as Senior Portfolio Manager for Munder Capital Management. He is a member of the team that manages Vista.

    GLENN A. FOGLE, Vice President and Portfolio Manager, joined American Century in September 1990 as an Investment Analyst, a position he held until March 1993. At that time he was promoted to Portfolio Manager. He is a member of the team that manages Vista.

    C. KIM GOODWIN, Vice President and Portfolio Manager, joined American Century in October 1997. Prior to joining American Century, Ms. Goodwin served as Senior Vice President and Portfolio Manager at Putnam Investments from May 1996 to September 1997 and Vice President and Portfolio Manager at Prudential Investments from February 1993 to April 1996. Prior to that, she served as an Assistant Vice President and Portfolio Manager at Mellon Bank Corporation. She is a member of the team that manages Growth.

    JEAN C. LEDFORD, Vice President and Portfolio Manager, joined American Century in January 1997. Prior to joining American Century, Ms. Ledford worked for the State of Wisconsin Investment Board as an Investment Director from 1994 to 1996 and as an Assistant Investment Director from 1983 to 1994. Ms. Ledford is a member of the team that manages Select.

    LINDA K. PETERSON, Portfolio Manager, joined American Century in 1986. She served as an Investment Analyst for American Century growth-oriented equity funds, including Heritage, from April 1994 until February 1998. She was promoted to Portfolio Manager in March 1998. She is a member of the team that manages Heritage.

    JOHN R. SYKORA, Portfolio Manager, joined American Century in May 1994 as an Investment Analyst, a position he held until August 1997. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Sykora served as a Financial Analyst for Business Men's Assurance Company of America, Kansas City, Missouri, from August 1993 to April 1994. Prior to that Mr. Sykora attended Michigan State University where he obtained his MBA degree. Mr. Sykora is a member of the team that manages Ultra.

    BRUCE A. WIMBERLY, Portfolio Manager, joined American Century in September 1994 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Wimberly attended Kellogg Graduate School of Management, Northwestern University from August 1992 to August 1994, where he obtained his MBA degree. Mr. Wimberly is a member of the team that manages Ultra.

    The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

    For the services provided to the Investor Class of the funds, the manager receives an annual fee of 1% of the average net assets of each of the funds.

    On the first business day of each month, each fund pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for each fund by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

    The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW        27


TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds, and is paid for such services by the manager.

    Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

    Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker- dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

    The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager out of its unified fee.

DISTRIBUTION OF FUND SHARES

    The funds' shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Investor Class of shares does not pay any commissions or sales loads to the distributor or any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

    The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls: 816-531-5575).

    American Century Mutual Funds, Inc. issues 13 series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

    American Century offers four classes of each of the funds: an Investor Class, an Institutional Class, a


28    ADDITIONAL INFORMATION YOU SHOULD KNOW        AMERICAN CENTURY INVESTMENTS


Service Class, and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions, or 12b-1 fees.

    The other classes of shares are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

    Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


PROSPECTUS                 ADDITIONAL INFORMATION YOU SHOULD KNOW             29


P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962

www.americancentury.com



                            [american century logo]
                                    American
                                Century(reg.sm)



9803           [recycled logo]
SH-BKT-11929      Recycled

                                   PROSPECTUS

                             [american century logo]
                                    American
                                 Century(reg.sm)


                                  MARCH 1, 1998
                             Revised March 13, 1998

                                    TWENTIETH
                                     CENTURY
                                      GROUP

                                     Select
                                    Heritage
                                     Growth
                                      Ultra
                                      Vista

ADVISOR CLASS


                         AMERICAN CENTURY INVESTMENTS

                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.



                          AMERICAN CENTURY INVESTMENTS
--------------------------------------------------------------------------------

BENHAM GROUP(reg.tm)        AMERICAN CENTURY GROUP      TWENTIETH CENTURY GROUP
--------------------------------------------------------------------------------

    MONEY MARKET FUNDS            ASSET ALLOCATION             GROWTH FUNDS
   GOVERNMENT BOND FUNDS        &  BALANCED FUNDS          INTERNATIONAL FUNDS
  DIVERSIFIED BOND FUNDS     CONSERVATIVE EQUITY FUNDS
   MUNICIPAL BOND FUNDS          SPECIALTY FUND
--------------------------------------------------------------------------------

                                                      Select * Heritage * Growth
                                                             Ultra * Vista



                                  PROSPECTUS

                                 MARCH 1, 1998
                             Revised March 13, 1998

                          Select * Heritage * Growth

                                 Ultra * Vista

                                 ADVISOR CLASS

                      AMERICAN CENTURY MUTUAL FUNDS, INC.

    American Century Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load and low-load mutual funds covering a variety of investment opportunities. Five of the funds from our Twentieth Century Group that invest primarily in equity securities are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

      Each fund's shares offered in this Prospectus (the Advisor Class shares) are sold at their net asset value with no sales charges or commissions. The
Advisor Class shares are subject to Rule 12b-1 shareholder services and distribution fees as described in this Prospectus.

      The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

      This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated March 1, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street * P.O. Box 419385
                Kansas City, Missouri 64141-6385 * 1-800-345-3533
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-345-1833 * In Missouri: 816-444-3038
                        Internet: www.americancentury.com


    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                 1

INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY - TWENTIETH CENTURY
SELECT FUND

AMERICAN CENTURY - TWENTIETH CENTURY
HERITAGE FUND

    The Select and Heritage funds seek capital growth. The funds intend to pursue their investment objectives by investing primarily in common stocks of companies that are considered by management to have better-than-average prospects for appreciation. As a matter of fundamental policy, 80% of the assets of the Select fund and 60% of the assets of the Heritage fund must be invested in securities of companies that have a record of paying dividends or have committed themselves to the payment of regular dividends, or otherwise produce income.

AMERICAN CENTURY - TWENTIETH CENTURY
GROWTH FUND

AMERICAN CENTURY - TWENTIETH CENTURY
ULTRA FUND

AMERICAN CENTURY - TWENTIETH CENTURY
VISTA FUND

    The Growth, Ultra and Vista funds seek capital growth. The funds intend to pursue their investment objectives by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

               There is no assurance that the funds will achieve
                     their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2      INVESTMENT OBJECTIVES                  AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS

Investment Objectives of the Funds ........................................    2

Transaction and Operating Expense Table ...................................    4

Financial Highlights ......................................................    5

Performance Information of Other Class ....................................   10

INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds ..........................................   15

   Growth Equity Funds ....................................................   15

   Select and Heritage ....................................................   15

   Growth, Ultra and Vista ................................................   15

Other Investment Practices, Their Characteristics
and Risks .................................................................   16

   Foreign Securities .....................................................   16

   Forward Currency Exchange Contracts ....................................   16
   Portfolio Turnover .....................................................   17

   Repurchase Agreements ..................................................   17

   Futures and Options ....................................................   17

   Derivative Securities ..................................................   18

   When-Issued Securities .................................................   19

   Rule 144A Securities ...................................................   19

   Investments in Companies

      with Limited Operating History ......................................   19

   Short Sales ............................................................   20

Performance Advertising ...................................................   20

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS


How to Purchase and Sell American
Century Funds .............................................................   21

How to Exchange from One
American Century Fund to Another ..........................................   21

How to Redeem Shares ......................................................   21

   Special Requirements for Large Redemptions .............................   21

Telephone Services ........................................................   22

   Investors Line .........................................................   22

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ...............................................................   23

   When Share Price Is Determined .........................................   23

   How Share Price Is Determined ..........................................   23

   Where to Find Information About Share Price ............................   24

Distributions .............................................................   24

Taxes .....................................................................   24

   Tax-Deferred Accounts ..................................................   24

   Taxable Accounts .......................................................   25

Management ................................................................   26

   Investment Management ..................................................   26

   Code of Ethics .........................................................   27

   Transfer and Administrative Services ...................................   27

Distribution of Fund Shares ...............................................   28

Service and Distribution Fees .............................................   28

Further Information About American Century ................................   28


PROSPECTUS                                        TABLE OF CONTENTS          3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                       Select, Heritage,
                                                      Growth, Ultra, Vista

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases .......................   none

Maximum Sales Load Imposed on Reinvested Dividends ............   none

Deferred Sales Load ...........................................   none

Redemption Fee ................................................   none

Exchange Fee ..................................................   none


 ANNUAL FUND OPERATING EXPENSES:
(as a percentage of net assets)

Management Fees ...............................................  0.75%

12b-1 Fees(1) .................................................  0.50%

Other Expenses(2) .............................................  0.00%

Total Fund Operating Expenses .................................  1.25%

EXAMPLE:

You would pay the following expenses on a              1 year     $ 13
$1,000 investment, assuming a 5% annual return and     3 years      40

redemption at the end of each time period:             5 years      68

                                                       10 years    150

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 28.

(2) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01of 1% of average net assets for the most recent fiscal year.


    The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

    NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The shares offered by this Prospectus are Advisor Class shares. The funds offer three other classes of shares, one of which is primarily made available to retail investors and two that are primarily made available to institutional investors. The other classes have different fee structures than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for those classes. For additional information about the various classes, see "Further Information About American Century," page 28.

 4   TRANSACTION AND OPERATING EXPENSE TABLE   AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS

                                    SELECT

  The sale of the Advisor Class of the fund commenced on August 8, 1997. Performance information of the original class of shares, which commenced operations on October 31, 1958, is presented on page 10.

  The Financial Highlights for the period presented have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available without charge upon request. The information presented is for a share outstanding throughout the period ended

                                                                    1997(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period .........................................   $     49.43
                                                                -----------

Income From Investment Operations

  Net Investment Loss(2) ....................................         (0.02)

  Net Realized and Unrealized
  Loss on Investment Transactions ...........................         (1.25)
                                                                -----------
Total From
Investment Operations .......................................         (1.27)
                                                                -----------
Net Asset Value,
End of Period ...............................................   $     48.16
                                                                ===========

Total Return(3) .............................................         (2.57)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ...........          1.25%(4)

Ratio of Net Investment Loss to Average Net Assets ..........         (0.17)%(4)

Portfolio Turnover Rate .....................................            94%

Average Commission Paid per Share of Equity Security Traded .   $    0.0457

Net Assets, End of Period (in thousands) ....................   $     1,289

     (1)  August 8, 1997 (commencement of sale) through October 31, 1997.

     (2)  Computed using average shares outstanding throughout the period.

     (3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total return is not annualized.

     (4)  Annualized.

PROSPECTUS                                     FINANCIAL HIGHLIGHTS          5


                             FINANCIAL HIGHLIGHTS

                                   HERITAGE

  The sale of the Advisor Class of the fund commenced on July 11, 1997. Performance information of the original class of shares, which commenced operations on November 10, 1987, is presented on page 11.

  The Financial Highlights for the period presented have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available without charge upon request. The information presented is for a share outstanding throughout the period ended October 31.

                                                                     1997(1)


PER-SHARE DATA

Net Asset Value,
Beginning of Period ..........................................    $   14.23
                                                                  ---------

Income From Investment Operations

  Net Investment Loss(2) .....................................        (0.01)

  Net Realized and Unrealized
  Gain on Investment Transactions ............................         0.63
                                                                  ---------
Total From
Investment Operations ........................................         0.62
                                                                  ---------
Net Asset Value,
End of Period ................................................    $   14.85
                                                                  =========

Total Return(3) ..............................................         4.36%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ............         1.25%(4)

Ratio of Net Investment Loss to Average Net Assets ...........       (0.23)%(4)

Portfolio Turnover Rate ......................................           69%

Average Commission Paid per Share of Equity Security Traded ..    $  0.0436

Net Assets, End of Period (in thousands) .....................    $     120

     (1)  July 11, 1997 (commencement of sale) through October 31, 1997.

     (2)  Computed using average shares outstanding throughout the period.

     (3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total return is not annualized.

     (4)  Annualized.


6      FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS

                                    GROWTH

  The  sale of the  Advisor  Class  of the  fund  commenced  on  June  4,  1997.
Performance information of the original class of shares, which commenced operations on October 31, 1958, is presented on page 12.

  The Financial Highlights for the period presented have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available without charge upon request. The information presented is for a share outstanding throughout the period ended October 31.

                                                                     1997(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period .........................................   $     24.36
                                                                -----------

Income From Investment Operations

  Net Investment Loss(2) ....................................         (0.06)

  Net Realized and Unrealized
  Gain on Investment Transactions ...........................          3.54
                                                                -----------
Total From
Investment Operations .......................................          3.48
                                                                -----------
Net Asset Value,
End of Period ...............................................   $     27.84
                                                                ===========

Total Return(3) .............................................         14.29%


RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ...........          1.25%(4)

Ratio of Net Investment Loss to Average Net Assets ..........        (0.47)%(4)

Portfolio Turnover Rate .....................................            75%

Average Commission Paid per Share of Equity Security Traded .   $    0.0393

Net Assets, End of Period (in thousands) ....................   $     2,200

(1) June 4, 1997 (commencement of sale) through October 31, 1997.

(2) Computed using average shares outstanding throughout the period.

(3)Total  return   assumes   reinvestment   of  dividends   and  capital   gains
   distributions, if any. Total return is not annualized.

(4) Annualized.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS    7



                             FINANCIAL HIGHLIGHTS

                                     ULTRA

   The sale of the  Advisor  Class of the fund  commenced  on  October  2, 1996.
Performance information of the original class of shares, which commenced operations on November 2, 1981, is presented on page 13.

   The Financial Highlights for the fiscal year ended October 31, 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the period ended October 31, 1996, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional Information. The information presented is for a share outstanding throughout the year ended
October 31, except as noted.

                                                                   1997        1996(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period ......................   $   29.52     $   29.55
                                                              ---------     ---------

Income From Investment Operations

  Net Investment Loss(2) ..................................       (0.07)        (0.02)

  Net Realized and Unrealized
  Gain (Loss) on Investment Transactions ..................        5.60         (0.01)
                                                              ---------     ---------
  Total from Investment Operations ........................        5.53         (0.03)
                                                              ---------     ---------
Distributions

  From Net Realized Gains on Investment Transactions ......       (1.69)         --
                                                              ---------     ---------
Net Asset Value, End of Period ............................   $   33.36     $   29.52
                                                              =========     =========

  Total Return(3) .........................................       19.59%        (0.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets .........        1.25%         1.25%(4)

Ratio of Net Investment Loss to Average Net Assets ........       (0.22)%   (0.80)%(4)

Portfolio Turnover Rate ...................................         107%           87%

Average Commission Paid per Share
  of Equity Security Traded ...............................   $  0.0398     $  0.0350

Net Assets, End of Period (in millions) ...................   $      31     $      13

     (1)  October 2, 1996 (Commencement of sale) through October 31, 1996.

     (2)  Computed using average shares outstanding throughout the period.

     (3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

     (4)  Annualized.


8   FINANCIAL HIGHLIGHTS                         AMERICAN CENTURY INVESTMENTS



                             FINANCIAL HIGHLIGHTS

                                     VISTA

   The sale of the  Advisor  Class of the fund  commenced  on  October  2, 1996.
Performance information of the original class of shares, which commenced operations on November 25, 1983, is presented on page 14.

   The Financial Highlights for the fiscal year ended October 31, 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the period ended October 31, 1996, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional Information. The information presented is for a share outstanding throughout the year ended
October 31, except as noted.

                                                           1997        1996(1)


PER-SHARE DATA

Net Asset Value, Beginning of Period ................   $  15.67     $  16.87
                                                        --------     --------

Income From Investment Operations

   Net Investment Loss(2) ...........................      (0.14)       (0.02)

   Net Realized and Unrealized
   Gain (Loss) on Investment Transactions ...........       0.15        (1.18)
                                                        --------     --------
   Total from Investment Operations .................       0.01        (1.20)
                                                        --------     --------
Distributions

   From Net Realized Gains on Investment Transactions      (1.18)        --
                                                        --------     --------
Net Asset Value, End of Period ......................   $  14.50     $  15.67
                                                        ========     ========

   Total Return(3) ..................................       0.15%       (7.11)%


RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ...       1.25%        1.25%(4)

Ratio of Net Investment Loss to Average Net Assets ..      (0.98)%   (1.20)%(4)

Portfolio Turnover Rate .............................         96%          91%

Average Commission Paid per Share
  of Equity Security Traded .........................   $ 0.0292     $ 0.0280

Net Assets, End of Period (in millions) .............   $      7     $      6

     (1)  October 2, 1996 (commencement of sale) through October 31, 1996.

     (2)  Computed using average shares outstanding throughout the period.

     (3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

     (4)  Annualized.

PROSPECTUS                                 FINANCIAL HIGHLIGHTS              9



                    PERFORMANCE INFORMATION OF OTHER CLASS

                                    SELECT

  The Advisor Class of the fund was established September 3, 1996, however no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's original class of shares, which was redesignated the "Investor Class" of shares, effective September 3, 1996. The
Investor Class shares have a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the time periods presented, that class's performance information would be lower as a result of the additional expense.

  The Financial Highlights for the fiscal year ended October 31, 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before October
31, 1996, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional Information. The information presented is for a share outstanding throughout the years ended
October 31.

                                    1997     1996      1995      1994      1993      1992      1991     1990      1989      1988

PER-SHARE DATA

Net Asset Value,
Beginning of Year ................. $41.52  $39.52    $37.67    $45.76    $39.18    $40.79    $34.19   $35.98    $27.85    $32.69
                                    ------  ------    ------    ------    ------    ------    ------   ------    ------    ------

Income From Investment Operations

 Net Investment Income ............ 0.15(1)  0.20(1)  0.33(1)    0.40      0.46      0.53      0.63     0.62      1.10      0.64

 Net Realized and
 Unrealized Gain(Loss)
 on Investment Transactions ....... 10.51     6.73      4.68     (3.59)     7.94      0.34      8.17    (1.29)     7.74     1.37
                                    ------  ------    ------    ------    ------    ------    ------   ------    ------    ------
 Total From
 Investment Operations ............ 10.66    6.93      5.01     (3.19)     8.40      0.87      8.80    (0.67)     8.84      2.01
                                    ------  ------    ------    ------    ------    ------    ------   ------    ------    ------
Distributions

 From Net Investment Income ....... (0.32)  (0.27)    (0.28)    (0.43)    (0.49)    (0.65)    (0.65)   (1.12)    (0.71)    (0.48)

 From Net Realized Gains on
 Investment Transactions .......... (3.68)  (4.66)    (2.75)    (4.47)    (1.31)    (1.83)    (1.55)     --        --      (6.37)

 In Excess of Net Realized Gains ..   --      --      (0.13)      --      (0.02)      --        --       --        --        --
                                    ------  ------    ------    ------    ------    ------    ------   ------    ------    ------
 Total Distributions .............. (4.00)  (4.93)    (3.16)    (4.90)    (1.82)    (2.48)    (2.20)   (1.12)    (0.71)    (6.85)
                                    ------  ------    ------    ------    ------    ------    ------   ------    ------    ------
Net Asset Value, End of Year ...... $48.18  $41.52    $39.52    $37.67    $45.76    $39.18    $40.79   $34.19    $35.98    $27.85
                                    ======  ======    ======    ======    ======    ======    ======   ======    ======    ======

 Total Return(2) .................. 27.89%  19.76%    15.02%    (7.37)%   22.20%     1.76%    27.05%   (2.03)%   32.59%     7.31%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ............. 1.00%    1.00%     1.00%     1.00%     1.00%     1.00%     1.00%    1.00%     1.00%     1.00%

Ratio of Net Investment Income
to Average Net Assets ............. 0.33%    0.5%      0.9%      1.0%      1.1%      1.4%      1.7%     1.8%      3.4%      2.2%

Portfolio Turnover Rate ........... 94%      105%      106%      126%       82%       95%       84%      83%       93%      140%

Average Commission Paid per
Share of Equity Security Traded ... $0.0457  $0.0410  $0.0460    --(3)     --(3)     --(3)     --(3)    --(3)     --(3)     --(3)

Net Assets, End
of Year (in millions) ............. $4,769  $4,039    $4,008    $4,278    $5,160    $4,534    $4,163   $2,953    $2,721    $2,367

     (1)  Computed using average shares outstanding throughout the period.

     (2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

     (3) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended October 31, 1995.


10  PERFORMANCE INFORMATION OF OTHER CLASS          AMERICAN CENTURY INVESTMENTS



                    PERFORMANCE INFORMATION OF OTHER CLASS

                                   HERITAGE

  The Advisor Class of the fund was established September 3, 1996, however no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's original class of shares, which was redesignated the "Investor Class" of shares, effective September 3, 1996. The
Investor Class shares have a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the time periods presented, that class's performance information would be lower as a result of the additional expense.

  The Financial Highlights for the fiscal year ended October 31, 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before October
31, 1996, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional Information. The information presented is for a share outstanding throughout the years ended
October 31.

                                     1997    1996     1995      1994      1993      1992      1991      1990      1989     1988(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period ................ $12.24  $11.75  $10.32    $11.03     $9.30     $8.59     $6.55     $8.15     $6.21     $5.00
                                     ------  ------  ------    ------     -----     -----     -----     -----     -----     -----

Income From Investment Operations

  Net Investment Income ............ 0.01(2)  --(2)  0.05(2)    0.07      0.07      0.10      0.11      0.10      0.08      0.06

  Net Realized and
  Unrealized Gain(Loss)
  on Investment Transactions ....... 3.41     1.15    1.96     (0.21)     2.43      0.72      2.04     (0.94)     1.93      1.16
                                     ------  ------  ------    ------     -----     -----     -----     -----     -----     -----
  Total from Investment Operations . 3.42     1.15    2.01     (0.14)     2.50      0.82      2.15     (0.84)     2.01      1.22
                                     ------  ------  ------    ------     -----     -----     -----     -----     -----     -----
Distributions

  From Net Investment Income ....... (0.09)  (0.05)  (0.03)    (0.06)    (0.09)    (0.11)    (0.11)    (0.07)    (0.07)    (0.01)

  From Net Realized Gains on
  Investment Transactions .......... (0.71)  (0.61)  (0.52)    (0.50)    (0.68)      --        --      (0.69)      --        --

  In Excess of Net Realized Gains ..   --     --     (0.03)    (0.01)      --        --        --        --        --        --
                                     ------  ------  ------    ------     -----     -----     -----     -----     -----     -----
  Total Distributions .............. (0.80)  (0.66)  (0.58)    (0.57)    (0.77)    (0.11)    (0.11)    (0.76)    (0.07)    (0.01)
                                     ------  ------  ------    ------     -----     -----     -----     -----     -----     -----
Net Asset Value, End of Period ..... $14.86  $12.24  $11.75    $10.32    $11.03     $9.30     $8.59     $6.55     $8.15     $6.21
                                     ======  ======  ======    ======    ======     =====     =====     =====     =====     =====

  Total Return(3) .................. 29.56%  10.44%  21.04%    (1.13)%   28.64%     9.65%    33.25%   (11.62)%   32.65%    25.75%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets .............. 1.00%   0.99%    0.99%     1.00%     1.00%     1.00%     1.00%     1.00%     1.00%   1.00%(4)

Ratio of Net Investment Income
to Average Net Assets .............. 0.05%    --      0.5%      0.7%      0.7%      1.1%      1.5%      1.6%      1.3%     1.4%(4)

Portfolio Turnover Rate ............ 69%     122%     121%      136%      116%      119%      146%      127%      159%     130%(4)

Average Commission Paid per
Share of Equity Security Traded .... $0.0436  $0.0420  $0.0420  --(5)     --(5)     --(5)     --(5)     --(5)     --(5)     --(5)

Net Assets, End
of Period (in millions) ............ $1,321  $1,083  $1,008     $897      $702      $369      $269      $199      $117       $55

     (1)  November 10, 1987 (inception) through October 31, 1988.

     (2)  Computed using average shares outstanding throughout the period.

     (3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total return for periods less than one year are not annualized.

     (4)  Annualized.

     (5) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended October 31, 1995.


PROSPECTUS                   PERFORMANCE INFORMATION OF OTHER CLASS       11


                    PERFORMANCE INFORMATION OF OTHER CLASS

                                    GROWTH

  The Advisor Class of the fund was established September 3, 1996, however no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's original class of shares, which was redesignated the "Investor Class" of shares, effective September 3, 1996. The
Investor Class shares have a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the time periods presented, that class's performance information would be lower as a result of the additional expense.

  The Financial Highlights for the fiscal year ended October 31, 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before October
31, 1996, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional Information. The information presented is for a share outstanding throughout the years ended
October 31.

                           1997     1996      1995     1994      1993      1992      1991      1990     1989      1988

PER-SHARE DATA

Net Asset Value,
Beginning of Year ....... $22.21   $23.88   $22.99   $25.27   $23.64     $22.32   $14.81   $17.44    $12.54    $15.62
                          ------   ------   ------   ------   ------     ------   ------   ------    ------    ------

Income From
Investment Operations

  Net Investment
  Income (Loss) .........0.01(1)   (0.01)(1)  0.08(1)  0.06     0.06     (0.02)     0.04     0.09      0.08      0.30

  Net Realized
  and Unrealized Gain
  (Loss) on Investment
  Transactions .......... 6.07      1.47    4.08      0.48      1.94      1.35      8.47    (2.05)     5.14      0.13
                          ------   ------   ------   ------   ------     ------   ------   ------    ------    ------
  Total from
  Investment Operations . 6.08      1.46    4.16      0.54      2.00      1.33      8.51    (1.96)     5.22      0.43
                          ------   ------   ------   ------   ------     ------   ------   ------    ------    ------
Distributions

  From Net
  Investment Income .....(0.18)    (0.07)  (0.05)    (0.06)      --      (0.01)    (0.11)   (0.08)    (0.32)    (0.05)

  From Net
  Realized Gains
  on Investment
  Transactions ..........(0.25)    (2.98)    (3.18)    (2.76)    (0.36)      --      (0.89)   (0.59)      --      (3.46)

  In Excess of
  Net Realized Gains ....  --      (0.08)    (0.04)      --    (0.01)      --        --       --        --        --
                          ------   ------   ------   ------   ------     ------   ------   ------    ------    ------
  Total Distributions ... (0.43)   (3.13)    (3.27)   (2.82)   (0.37)    (0.01)    (1.00)   (0.67)    (0.32)    (3.51)
                          ------   ------   ------   ------   ------     ------   ------   ------    ------    ------
Net Asset Value,
End of Year ...........  $27.86   $22.21    $23.88    $22.99  $25.27    $23.64    $22.32   $14.81    $17.44    $12.54
                         ======   ======    ======    ======  ======    ======    ======   ======    ======    ======

  Total Return(2) .....27.85%     8.18%    22.31%     2.66%     8.48%     5.96%    60.64%   (11.72)%  42.74%     3.18%

RATIOS/SUPPLEMENTAL
DATA

Ratio of
Operating Expenses
to Average
Net Assets ............1.00%     1.00%     1.00%     1.00%     1.00%     1.00%     1.00%    1.00%     1.00%     1.00%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets ............0.02%    (0.1)%     0.4%      0.3%      0.2%     (0.1)%     0.2%     0.6%      0.5%      2.4%

Portfolio
Turnover Rate ......... 75%      122%      141%      100%       94%       53%       69%     118%       98%      143%

Average Commission
Paid per
Share of Equity
Security Traded ....$0.0393   $0.0360   $0.0400    --(3)     --(3)     --(3)     --(3)    --(3)     --(3)     --(3)

Net Assets, End
of Year
(in millions) ......$5,113    $4,765    $5,130    $4,363    $4,641    $4,472    $3,193   $1,697    $1,597    $1,229


     (1)  Computed using average shares outstanding throughout the period.

     (2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

     (3) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended October 31, 1995.


12     PERFORMANCE INFORMATION OF OTHER CLASS   AMERICAN CENTURY INVESTMENTS



                    PERFORMANCE INFORMATION OF OTHER CLASS

                                     ULTRA

  The Advisor Class of the fund was established September 3, 1996, however no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's original class of shares, which was redesignated the "Investor Class" of shares, effective September 3, 1996. The
Investor Class shares have a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the time periods presented, that class's performance information would be lower as a result of the additional expense.

  The Financial Highlights for the fiscal year ended October 31, 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before October
31, 1996, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional Information. The information presented is for a share outstanding throughout the years ended
October 31.

                                    1997      1996          1995      1994      1993      1992      1991     1990      1989    1988

PER-SHARE DATA

Net Asset Value,
Beginning of Year ...............   $29.52    $28.03      $21.16    $21.61    $15.46    $15.53     $7.73    $9.63     $6.86   $8.76
                                    ------    ------      ------    ------    ------    ------     -----    -----     -----   -----

Income From
Investment Operations

  Net Investment Income
  (Loss) ........................  0.01(1)  (0.05)(1)   (0.07)(1)   (0.03)   (0.09)     (0.05)    (0.03)   (0.03)     0.19    (0.02)

  Net Realized and
  Unrealized Gain
  (Loss) on Investment
  Transactions ..................   5.62      2.84         7.58     (0.42)     6.24     (0.02)     7.86    (0.73)     2.58     1.38
                                    ------    ------      ------    ------    ------    ------     -----    -----     -----   -----
  Total from
  Investment Operations .........   5.63      2.79         7.51     (0.45)     6.15     (0.07)     7.83    (0.76)     2.77     1.36
                                    ------    ------      ------    ------    ------    ------     -----    -----     -----   -----
Distributions

  From Net Investment Income ....   --         --          --        --        --        --        --     (0.19)      --         --

  From Net Realized Gains on
  Investment Transactions .......   (1.69)    (1.19)     (0.64)      --        --        --      (0.03)   (0.95)      --      (3.26)

  In Excess of Net
  Realized Gains ................   --       (0.11)        --        --        --        --        --       --        --         --
                                    ------    ------      ------    ------    ------    ------     -----    -----     -----   -----
  Total Distributions ...........   (1.69)   (1.30)      (0.64)      --        --        --      (0.03)   (1.14)      --      (3.26)
                                    ------    ------      ------    ------    ------    ------     -----    -----     -----   -----
Net Asset Value, End of Year ....   $33.46   $29.52      $28.03    $21.16    $21.61    $15.46    $15.53    $7.73     $9.63    $6.86
                                    ======   ======      ======    ======    ======    ======    ======    =====     =====    =====

  Total Return(2) ...............   19.95%   10.79%      36.89%    (2.08)%   39.78%    (0.45)%   101.51%  (9.02)%   40.37%    19.52%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses
to Average Net Assets ...........   1.00%    1.00%      1.00%      1.00%     1.00%     1.00%     1.00%    1.00%     1.00%      1.00%

Ratio of Net Investment Income
(Loss) to Average Net Assets ....   0.03%   (0.2)%     (0.3)%     (0.1)%    (0.6)%    (0.4)%    (0.5)%   (0.3)%     2.2%      (0.3)%

Portfolio Turnover Rate .........   107%      87%        87%        78%       53%       59%       42%     141%      132%        140%

Average Commission Paid per
Share of Equity Security Traded .   $0.0398  $0.0350   $0.0330     --(3)     --(3)     --(3)     --(3)    --(3)     --(3)      --(3)

Net Assets, End
of Year (in millions) ...........   $21,695  $18,266   $14,376    $10,344   $8,037    $4,275    $2,148    $330      $347       $258

     (1)  Computed using average shares outstanding throughout the period.

     (2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

     (3) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended October 31, 1995.


PROSPECTUS                   PERFORMANCE INFORMATION OF OTHER CLASS      13



                    PERFORMANCE INFORMATION OF OTHER CLASS

                                     VISTA

  The Advisor Class of the fund was established September 3, 1996, however no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's original class of shares, which was redesignated the "Investor Class" of shares, effective September 3, 1996. The
Investor Class shares have a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the time periods presented, that class's performance information would be lower as a result of the additional expense.

  The Financial Highlights for the fiscal year ended October 31, 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before October
31, 1996, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional Information. The information presented is for a share outstanding throughout the years ended
October 31.

                                    1997         1996      1995      1994      1993      1992      1991     1990      1989    1988

PER-SHARE DATA

Net Asset Value,
Beginning of Year ................  $15.68      $15.73    $10.94    $12.24    $11.01    $10.53     $6.28    $8.74     $5.91   $5.73
                                    ------      ------    ------    ------    ------    ------     -----    -----     -----   -----

Income From
Investment Operations

  Net Investment Income
  (Loss) ......................... (0.10)(1)   (0.11)(1)  (0.08)(1)  (0.08)   (0.07)   (0.04)     (0.02)    (0.01)   (0.03)    0.01

  Net Realized
  and Unrealized Gain
  (Loss) on Investment
  Transactions ...................   0.13        1.09      4.90      0.45      1.95      0.52      4.27    (1.76)     2.87     0.63
                                    ------      ------    ------    ------    ------    ------     -----    -----     -----   -----
  Total from
  Investment Operations ..........   0.03        0.98      4.82      0.37      1.88      0.48      4.25    (1.77)     2.84     0.64
                                    ------      ------    ------    ------    ------    ------     -----    -----     -----   -----
Distributions

  From Net
  Investment Income ..............  --          --        --        --        --        --        --       --      (0.01)       --

  From Net
  Realized Gains
  on Investment
  Transactions ...................(1.18)      (1.02)    (0.03)    (1.66)    (0.64)      --        --     (0.69)      --       (0.46)

  In Excess of Net
  Realized Gains .................   --        (0.01)      --      (0.01)    (0.01)      --        --       --        --        --
                                    ------      ------    ------    ------    ------    ------     -----    -----     -----   -----
  Total Distributions ............ (1.18)      (1.03)    (0.03)    (1.67)    (0.65)      --        --      (0.69)    (0.01)   (0.46)
                                    ------      ------    ------    ------    ------    ------     -----    -----     -----   -----
Net Asset Value,
End of Year ...................... $14.53     $15.68     $15.73    $10.94    $12.24    $11.01    $10.53    $6.28     $8.74    $5.91
                                   ======     ======     ======    ======    ======    ======    ======    =====     =====    =====

  Total Return(2) ................   0.29%      6.96%     44.20%     4.16%   17.71%      4.55%    67.67%  (22.17)%   48.19%   11.41%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses
to Average Net Assets ............  1.00%     0.99%      0.98%     1.00%     1.00%     1.00%     1.00%    1.00%     1.00%     1.00%

Ratio of Net Investment Income
(Loss) to Average Net Assets ..... (0.73)%   (0.7)%     (0.6)%    (0.8)%    (0.6)%    (0.4)%    (0.3)%   (0.1)%    (0.4)%     0.2%

Portfolio Turnover Rate ..........    96%       91%       89%      111%      133%       87%       92%     103%      125%      145%

Average Commission Paid per
Share of Equity Security Traded ..  $0.0292  $0.0280  $0.0330    --(3)     --(3)     --(3)     --(3)    --(3)     --(3)     --(3)

Net Assets, End
of Year (in millions) ............  $1,828  $2,276    $1,676     $792      $847      $830      $622     $341      $264      $206

     (1)  Computed using average shares outstanding throughout the period.

     (2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

     (3) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended October 31, 1995.


14     PERFORMANCE INFORMATION OF OTHER CLASS   AMERICAN CENTURY INVESTMENTS


                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

    The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

GROWTH EQUITY FUNDS

    All of the funds offered by this Prospectus seek capital growth by investing in securities, primarily common stocks, that meet certain fundamental and technical standards of selection (relating primarily to earnings and revenues acceleration) and have, in the opinion of the funds' manager, better-than-average potential for appreciation. So long as a sufficient number of such securities are available, the manager intends to keep the funds fully invested in these securities regardless of the movement of stock prices generally. In most circumstances, the funds' actual level of cash and cash equivalents will fluctuate between 0% and 10% of total assets with 90% to 100% of its assets committed to equity and equity equivalent investments. The funds may purchase securities only of companies that have a record of at least three years of continuous operation.

SELECT AND HERITAGE

    Securities of companies chosen for the Select and Heritage funds are chosen primarily for their growth potential. Additionally, as a matter of fundamental policy, 80% of the assets of the Select fund and 60% of the assets of the Heritage fund must be invested in securities of companies that have a record of paying dividends, or have committed themselves to the payment of regular dividends, or otherwise produce income. The remaining 20% of the Select fund and 40% of the Heritage fund may be invested in any otherwise permissible securities that the manager believes will contribute to the funds' stated investment objectives. The income payments of equity securities are only a secondary consideration; therefore, the income return that Select and Heritage provide may not be significant. Otherwise, Select and Heritage follow the same investment techniques described below for Growth, Ultra and Vista.

    Since Select is one of our larger funds and Heritage is substantially smaller, Select will invest in shares of larger companies with larger share trading volume, and Heritage will tend to invest in smaller companies with smaller share trading volume. However, the two funds are not mutually exclusive, and a given security may be owned by both funds. For the reasons stated in the next section, it should be expected that Heritage will be more volatile and subject to greater short-term risk and long-term opportunity than Select.

    Because of its size, and because it invests primarily in securities that pay dividends or are committed to the payment of dividends, Select may be expected to be the least volatile of the funds described in this Prospectus.

GROWTH, ULTRA AND VISTA

    Management selects for the portfolios of the Growth, Ultra and Vista funds, securities of companies whose earnings and revenue trends meet management's standards of selection.

    Growth and Ultra generally invest in large-sized companies, while Vista invests in medium-sized and smaller companies.

    The size of companies in which a fund invests tends to give each fund its own characteristics of


PROSPECTUS                         INFORMATION REGARDING THE FUNDS      15


volatility and risk. These differences come about because developments such as new or improved products or methods, which would be relatively insignificant to a large company, may have a substantial impact on the earnings and revenues of a small company and create a greater demand and a higher value for its shares. However, a new product failure, which could readily be absorbed by a large company, can cause a rapid decline in the value of the shares of a smaller company. Hence, it could be expected that funds investing in smaller companies would be more volatile than funds investing in larger companies.


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

FOREIGN SECURITIES

    Each of the funds may invest an unlimited amount of its assets in the securities of foreign issuers, primarily from developed markets, when these securities meet its standards of selection. The funds may make such investments either directly in foreign securities, or by purchasing Depositary Receipts ("DRs") for foreign securities. DRs are securities listed on exchanges or quoted in the over-the-counter market in one country but represent the shares of issuers domiciled in other countries. DRs may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

    Subject to their individual investment objectives and policies, the funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, and debt securities of foreign governments and their agencies. The funds will limit their purchase of debt securities to investment-grade obligations.

    Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, clearance and settlement risk, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

FORWARD CURRENCY EXCHANGE CONTRACTS

    Some of the foreign securities held by the funds may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of a fund.

    To protect against adverse movements in exchange rates between currencies, the funds may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates a fund to purchase or sell a specific currency at a future date at a specific price.

    A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

    By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

    When the manager believes that a particular currency may decline in value compared to the U.S. dollar, a fund may enter into forward currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where it would be obligated to deliver an amount of foreign


16   INFORMATION REGARDING THE FUNDS                AMERICAN CENTURY INVESTMENTS


currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

    Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

    If a fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

    Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect a fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationships between the foreign currency and the U.S. dollar.

PORTFOLIO TURNOVER

    The portfolio turnover rates of the funds are shown in the financial information on pages 5-14 of this Prospectus.

    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

    The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

    Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

    Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

    The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

    No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

FUTURES AND OPTIONS

    The funds may invest in financial futures contracts and options thereon. A financial futures contract is an agreement to take or make delivery of a financial asset or an amount of cash, as specified in the applicable contract, at some time in the future. The value of the asset or cash to be delivered at the end of the contract period is calculated based upon the difference in value between the making of the contract and the end


PROSPECTUS                        INFORMATION REGARDING THE FUNDS     17


of the contract period of a financial index, indicator, or security underlying the futures contract.

    Rather than actually purchasing a financial asset (e.g., a long- or short-term treasury security) or all of the securities contained in a specific index (e.g., the S&P 500), the manager may choose to purchase a futures contract which reflects the value of such securities or index. For example, an S&P 500 futures contract reflects the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the index securities increases or decreases during the contract period of an S&P 500 futures contract, the amount of cash to be paid to the contract holder at the end of the period would correspondingly increase or decrease. As a result, the manager is able to expose to the market cash that is held by the funds to meet anticipated redemptions or for future investment opportunities. Because futures contracts generally settle more quickly than their underlying securities, the manager believes that the use of futures and options thereon allows the funds to be fully invested while maintaining the needed liquidity.

    The funds will not purchase leveraged futures. When a fund enters into a futures contract, it must make a deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the contract fluctuates, a party to the contract may be required to make additional margin payments, known as "variation margin," to cover a portion of such fluctuation. A fund will also deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fund's payment obligation under the futures contract, less any initial or variation margin. For options sold, a fund will segregate cash or high-quality debt securities equal to the value of the securities underlying the option unless the option is otherwise covered.

DERIVATIVE SECURITIES

    To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

    Some   "derivatives"  such  as   mortgage-related   and  other  asset-backed
securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

    There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

    No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

    The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

    There  are  a  range  of  risks  associated  with  derivative   investments,
including:

    * the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

    * the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

    * the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

    *    the risk that the counterparty will fail to perform its obligations.


18      INFORMATION REGARDING THE FUNDS        AMERICAN CENTURY INVESTMENTS


    The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

WHEN-ISSUED SECURITIES

    Each of the funds may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

    The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

    With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

INVESTMENTS IN COMPANIES  WITH LIMITED OPERATING HISTORY

    The funds may invest in the securities of issuers with limited operating history. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

    Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

    Select, Growth and Ultra will not invest more than 5% of their total assets in the securities of issuers with less than a three-year operating history. Vista and Heritage will not invest more than 10% of their total assets in the securities of issuers with less than a three-year operating history. The manager will con-


PROSPECTUS                   INFORMATION REGARDING THE FUNDS       19


sider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

SHORT SALES

    A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

    A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.


PERFORMANCE ADVERTISING

    From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, and yield. Performance data may be quoted separately for the Advisor Class and for the other classes offered by the funds.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

    The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


20      INFORMATION REGARDING THE FUNDS        AMERICAN CENTURY INVESTMENTS



                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

    The following section explains how to purchase, exchange and redeem Advisor Class shares of the funds offered by this Prospectus.

HOW TO PURCHASE AND SELL AMERICAN
CENTURY FUNDS

    One or more of the funds offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or insurance company. Since all records of your share ownership are maintained by your plan sponsor, plan recordkeeper, or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through your employer or other financial intermediary, as applicable.

    If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select American Century funds as an investment option.

    If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about how to select American Century funds.

    If you have questions about a fund, see "Investment  Policies of the Funds,"
page  15,  or  call  one  of  our  Institutional   Service   Representatives  at
1-800-345-3533.

    Orders to purchase shares are effective on the day we receive payment. See "When Share Price is Determined," page 23.

    We may discontinue offering shares generally in the funds (including any class of shares of a fund) or in any particular state without notice to shareholders.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.


HOW TO EXCHANGE FROM ONE AMERICAN CENTURY
FUND TO ANOTHER

    Your plan or program may permit you to exchange your investment in the shares of a fund for shares of another fund in our family. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.

    Exchanges are made at the respective net asset values, next computed after receipt of the exchange instruction by us. If in any 90-day period, the total of the exchanges and redemptions from the account of any one plan participant or financial intermediary client exceeds the lesser of $250,000 or 1% of a fund's assets, further exchanges may be subject to special requirements to comply with our policy on large equity fund redemptions. See "Special Requirements for Large Redemptions," this page.

HOW TO REDEEM SHARES

    Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell ("redeem") your shares through the plan or financial intermediary at their net asset value. Your plan administrator, trustee, or financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price Is Determined," page 23. If you have any questions about how to redeem, contact your plan administrator, employee benefits office, or service representative at your financial intermediary, as applicable.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

    We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to redeem shares in cash, with respect to any one participant account during any 90-day


PROSPECTUS                  HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS   21


period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind"). If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided to the redeeming plan participant or financial intermediary in lieu of cash without prior notice.

    If you expect to make a large redemption and would like to avoid any possibility of being paid in securities, you may do so by providing us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. Receipt of your instruction 15 days prior to the transaction provides the fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the fund and its remaining shareholders.

    Despite the funds' right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

TELEPHONE SERVICES

INVESTORS LINE

    To request information about our funds and a current prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Institutional Service Representatives at 1-800-345-3533.



22 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

    The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for the Target Maturities funds are determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value is determined.

    It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the funds' net asset value next determined after acceptance on the funds' behalf by such intermediary.

HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

    The value of an exchange-traded foreign security is determined in its national currency as of the close


PROSPECTUS             ADDITIONAL INFORMATION YOU SHOULD KNOW                 23


of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then exchanged to dollars at the prevailing foreign exchange rate.

    Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

    The net asset values of the Investor Class of the funds are published in leading newspapers daily. Because the total expense ratio for the Advisor Class shares is 0.25% higher than the Investor Class, their net asset values will be lower than the Investor Class. The net asset value of the Advisor Class of each fund may be obtained by calling us.


DISTRIBUTIONS

    In general, distributions from net investment income and net realized securities gains if any, are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. Distributions from investment income and from net profits realized on the sale of securities, if any, will be declared annually on or before December 31.

    THE OBJECTIVE OF THESE FUNDS IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU SHOULD MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE OF YOUR INVESTMENT AT ANY GIVEN TIME AND NOT BY THE DISTRIBUTIONS YOU RECEIVE.

    Participants in employer-sponsored retirement or savings plan must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 59(1)/(2) years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date.

    A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

    Because such gains and dividends are included in the value of your shares, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

    The funds have elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be


24    ADDITIONAL INFORMATION YOU SHOULD KNOW        AMERICAN CENTURY INVESTMENTS


subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held greater than 12 months but no more than 18 months (28% rate gain) and/or assets held greater than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain (28% or 20% rate gain) to you with respect to such shares.

    Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

    If more than 50% of the value of a fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for the shareholder to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit which is ineligible as a result of the fund not meeting the holding period requirement will be separately disclosed and may be eligible as an itemized deduction.

    If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).

    In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

    Distributions may also be subject to state and local taxes, even if all or a substantial part of such distribu-


PROSPECTUS                        ADDITIONAL INFORMATION YOU SHOULD KNOW     25


tions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either we or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

    Redemption of shares of a fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be considered long-term subject to tax at a maximum rate of 28% (28% rate gain/loss) if shareholders have held such shares for a period of more than 12 months but no more than 18 months and long-term subject to tax at a maximum rate of 20%, minimum of 10% (20% rate gain/loss) if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

    The manager supervises and manages the investment portfolios of each fund and directs the purchase and sale of its investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

    The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:

    JAMES E. STOWERS III, Chief Executive Officer and Portfolio Manager, joined American Century in 1981. He is a member of the team that manages Ultra.

    HAROLD S. BRADLEY, Vice President and Portfolio Manager, joined American Century in 1988. For the past 10 years, Mr. Bradley has managed the global equity, futures and foreign exchange trading activities for American Century. He is a member of the team that manages Heritage.

    ARNOLD K. DOUVILLE, Vice President and Portfolio Manager, joined American Century in November 1997. Prior to joining American Century, Mr. Douville served as Senior Portfolio Manager for Munder Capital Management. He is a member of the team that manages Vista.


26     ADDITIONAL INFORMATION YOU SHOULD KNOW   AMERICAN CENTURY INVESTMENTS


    GLENN A. FOGLE, Vice President and Portfolio Manager, joined American Century in September 1990 as an Investment Analyst, a position he held until March 1993. At that time he was promoted to Portfolio Manager. He is a member of the team that manages Vista.

    C. KIM GOODWIN, Vice President and Portfolio Manager, joined American Century in October 1997. Prior to joining American Century, Ms. Goodwin served as Senior Vice President and Portfolio Manager at Putnam Investments from May 1996 to September 1997 and Vice President and Portfolio Manager at Prudential Investments from February 1993 to April 1996. Prior to that, she served as an Assistant Vice President and Portfolio Manager at Mellon Bank Corporation. She is a member of the team that manages Growth.

    JEAN C. LEDFORD, Vice President and Portfolio Manager, joined American Century in January 1997. Prior to joining American Century, Ms. Ledford worked for the State of Wisconsin Investment Board as an Investment Director from 1994 to 1996 and as an Assistant Investment Director from 1983 to 1994. Ms. Ledford is a member of the team that manages Select.

    LINDA K. PETERSON, Portfolio Manager, joined American Century in 1986. She served as an Investment Analyst for American Century growth-oriented equity funds, including Heritage, from April 1994 until February 1998. She was promoted to Portfolio Manager in March 1998. She is a member of the team that manages Heritage.

    JOHN R. SYKORA, Portfolio Manager, joined American Century in May 1994 as an Investment Analyst, a position he held until August 1997. At that time he was promoted to Portfolio Manager. Prior to joining American Century, My. Sykora served as a Financial Analyst for Business Men's Assurance Company of America, Kansas City, Missouri, from August 1993 to April 1994. Prior to that Mr. Sykora attended Michigan State University where he obtained his MBA degree. Mr. Sykora is a member of the team that manages Ultra.

    BRUCE A. WIMBERLY, Portfolio Manager, joined American Century in September 1994 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Wimberly attended Kellogg Graduate School of Management, Northwestern University from August 1992 to August 1994, where he obtained his MBA degree. He is a member of the team that manages Ultra.

    The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

    For the services provided to the Advisor Class of the funds, the manager receives an annual fee of 0.75% of the average net assets of each of the funds.

    On the first business day of each month, each fund pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for each fund by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

    The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds, and is paid for such services by the manager.


PROSPECTUS           ADDITIONAL INFORMATION YOU SHOULD KNOW        27


    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

    The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager out of its unified fee.

DISTRIBUTION OF FUND SHARES

    The funds' shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.

SERVICE AND DISTRIBUTION FEES

    Rule 12b-1 adopted by the Securities and Exchange Commission ("SEC") under the Investment Company Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the funds' Board of Directors and the initial shareholder of the funds' Advisor Class shares have approved and entered into a Master Distribution and Shareholder Services Plan (the "Plan") with the distributor. Pursuant to the Plan, each fund pays a shareholder services fee and a distribution fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various distribution services. All or a portion of such fees are paid by the manager, as paying agent for the funds, to the banks, broker-dealers, insurance companies or other financial intermediaries through which such shares are made available.

    The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information about the Plan and its terms, see "Master Distribution and Shareholder Services Plan" in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder services and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

    The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by phone to 1-800-345-3533 (international calls: 816-531-5575).

    American Century Mutual Funds, Inc. issues 13 series of $.01 par value shares. Each series is


28     ADDITIONAL INFORMATION YOU SHOULD KNOW   AMERICAN CENTURY INVESTMENTS


commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

    American Century offers four classes of each of the funds: an Investor Class, an Institutional Class, a Service Class, and the Advisor Class. The shares offered by this Prospectus are Advisor Class shares.

    The Investor Class is primarily made available to retail investors. The Institutional Class and Service Class are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For information concerning the Institutional or Service Classes of shares, call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

    Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request a fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW        29


P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385

INSTITUTIONAL SERVICES:
1-800-345-3533 OR 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-345-1833 OR 816-444-3038

FAX: 816-340-4655

www.americancentury.com


                            [american century logo]
                                    American
                                Century(reg.sm)

9803           [recycled logo]
SH-BKT-11930      Recycled

                                   PROSPECTUS


                            [american century logo]
                                    American
                                Century(reg.sm)


                                 MARCH 1, 1998
                             Revised March 13, 1998

                                   TWENTIETH
                                    CENTURY
                                     GROUP

                                    Select
                                   Heritage
                                    Growth
                                     Ultra
                                     Vista

INSTITUTIONAL CLASS


                         AMERICAN CENTURY INVESTMENTS

                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS
--------------------------------------------------------------------------------
BENHAM GROUP(reg.tm)        AMERICAN CENTURY GROUP       TWENTIETH CENTURY GROUP
--------------------------------------------------------------------------------

  MONEY MARKET FUNDS         ASSET ALLOCATION                GROWTH FUNDS
 GOVERNMENT BOND FUNDS      &  BALANCED FUNDS             INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
 MUNICIPAL BOND FUNDS        SPECIALTY FUND
--------------------------------------------------------------------------------
                                                      Select * Heritage * Growth
                                                             Ultra * Vista


                                  PROSPECTUS

                                 MARCH 1, 1998
                             Revised March 13, 1998

                          Select * Heritage * Growth

                                 Ultra * Vista

                              INSTITUTIONAL CLASS

                      AMERICAN CENTURY MUTUAL FUNDS, INC.

    American Century Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Five of the funds from our Twentieth Century Group that invest primarily in equity securities are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

    Each fund's shares offered in this Prospectus (the Institutional Class shares) are sold at their net asset value with no sales charges or commissions.

    The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies or participant-directed employer-sponsored retirement plans.

    This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated March 1, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                         AMERICAN CENTURY INVESTMENTS
                      4500 Main Street * P.O. Box 419385
              Kansas City, Missouri 64141-6385 * 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                  1-800-345-1833 * In Missouri: 816-444-3038
                      Internet: www.americancentury.com


    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS                                                                     1


                      INVESTMENT OBJECTIVES OF THE FUNDS

 AMERICAN CENTURY - TWENTIETH CENTURY
 SELECT FUND

 AMERICAN CENTURY - TWENTIETH CENTURY
 HERITAGE FUND

    The Select and Heritage funds seek capital growth. The funds intend to pursue their investment objectives by investing primarily in common stocks of companies that are considered by management to have better-than-average prospects for appreciation. As a matter of fundamental policy, 80% of the assets of the Select fund and 60% of the assets of the Heritage fund must be invested in securities of companies that have a record of paying dividends or have committed themselves to the payment of regular dividends, or otherwise produce income.

 AMERICAN CENTURY - TWENTIETH CENTURY
 GROWTH FUND

 AMERICAN CENTURY - TWENTIETH CENTURY
 ULTRA FUND

 AMERICAN CENTURY - TWENTIETH CENTURY
 VISTA FUND

    The Growth, Ultra and Vista funds seek capital growth. The funds intend to pursue their investment objectives by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

                There is no assurance that the funds will achieve
                     their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2      INVESTMENT OBJECTIVES                  AMERICAN CENTURY INVESTMENTS

                               TABLE OF CONTENTS

 Investment Objectives of the Funds ........................................ 2

 Transaction and Operating Expense Table ................................... 4

 Financial Highlights ...................................................... 5

 Performance Information of Other Class ....................................10

 INFORMATION REGARDING THE FUNDS

 Investment Policies of the Funds ..........................................15

    Growth Equity Funds ....................................................15

    Select and Heritage ....................................................15

    Growth, Ultra and Vista ................................................15

 Other Investment Practices, Their Characteristics
 and Risks .................................................................16

    Foreign Securities .....................................................16

    Forward Currency Exchange Contracts ....................................16

    Portfolio Turnover .....................................................17

    Repurchase Agreements ..................................................17

    Futures and Options ....................................................17

    Derivative Securities ..................................................18

    When-Issued Securities .................................................19

    Rule 144A Securities ...................................................19

    Investments in Companies
       with Limited Operating History ......................................19

    Short Sales ............................................................20

 Performance Advertising ...................................................20

 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS


 American Century Investments ..............................................21

 Investing in American Century .............................................21

 How to Open an Account ....................................................21

            By Mail ........................................................21

            By Wire ........................................................21

            By Exchange ....................................................21

            In Person ......................................................22

       Subsequent Investments ..............................................22

            By Mail ........................................................22

            By Telephone ...................................................22

            By Wire ........................................................22

            In Person ......................................................22

       Automatic Investment Plan ...........................................22

  Minimum Investment .......................................................22

  How to Exchange from One Account to Another ..............................22

            By Mail ........................................................23

            By Telephone ...................................................23

  How to Redeem Shares .....................................................23

            By Mail ........................................................23

            By Telephone ...................................................23

            By Check-A-Month ...............................................23

            Other Automatic Redemptions ....................................23

       Redemption Proceeds .................................................23

            By Check .......................................................23

            By Wire and ACH ................................................23

       Special Requirements for Large Redemptions ..........................23

  Signature Guarantee ......................................................24

  Special Shareholder Services .............................................24

            Open Order Service .............................................24

            Tax-Qualified Retirement Plans .................................25

  Important Policies Regarding Your Investments ............................25

  Reports to Shareholders ..................................................25

 Customers of Banks, Broker-Dealers and

    Other Financial Intermediaries .........................................26

 ADDITIONAL INFORMATION YOU SHOULD KNOW

 Share Price ...............................................................27

    When Share Price Is Determined .........................................27

    How Share Price Is Determined ..........................................27

    Where to Find Information About Share Price ............................28

 Distributions .............................................................28

 Taxes .....................................................................28

    Tax-Deferred Accounts ..................................................28

    Taxable Accounts .......................................................29

 Management ................................................................30

    Investment Management ..................................................30

    Code of Ethics .........................................................31

    Transfer and Administrative Services ...................................31

 Distribution of Fund Shares ...............................................32

 Further Information About American Century ................................32

PROSPECTUS                                        TABLE OF CONTENTS          3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                Select, Heritage,
                              Growth, Ultra, Vista

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ........................ none

Maximum Sales Load Imposed on Reinvested Dividends ............. none

Deferred Sales Load ............................................ none

Redemption Fee ................................................. none

Exchange Fee ................................................... none


ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of net assets)

Management Fees ................................................0.80%

12b-1 Fees ..................................................... none

Other Expenses(1) ..............................................0.00%

Total Fund Operating Expenses ..................................0.80%

EXAMPLE:

You would pay the following expenses on a                1 year  $  8
$1,000 investment, assuming a 5% annual return and      3 years    26
redemption at the end of each time period:              5 years    44
                                                       10 years    99

(1) Other expenses, which includes the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the most recent fiscal year.


    The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

    NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The shares offered by this Prospectus are Institutional Class shares. The funds offer three other classes of shares, one of which is primarily made available to retail investors and two that are primarily made available to institutional investors. The other classes have different fee structures than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for those classes. For additional information about the various classes, see "Further Information About American Century," page 32.


4  TRANSACTION AND OPERATING EXPENSE TABLE          AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS

                                    SELECT

  The sale of the Institutional Class of the fund commenced on March 13, 1997. Performance information of the original class of shares, which commenced operations on October 31, 1958, is presented on page 10.

  The Financial Highlights for the period presented have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available without charge upon request. The information presented is for a share outstanding throughout the period ended October 31.

                                                                      1997(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period .........................................   $      40.56
                                                                ------------

Income From Investment Operations

  Net Investment Income(2) ..................................           0.13

  Net Realized and Unrealized
  Gain on Investment Transactions ...........................           7.55
                                                                        ----

Total From
Investment Operations .......................................           7.68
                                                                        ----

Net Asset Value,
End of Period ...............................................   $      48.24
                                                                ============

Total Return(3) .............................................          18.93%


RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ...........           0.80%(4)

Ratio of Net Investment Income to Average Net Assets ........           0.45%(4)

Portfolio Turnover Rate .....................................             94%

Average Commission Paid per Share of Equity Security Traded .   $     0.0457

Net Assets, End of Period (in thousands) ....................   $     11,486

(1) March 13, 1997 (commencement of sale) through October 31, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total return is not annualized.

(4) Annualized.

PROSPECTUS                                     FINANCIAL HIGHLIGHTS        5


                             FINANCIAL HIGHLIGHTS

                                   HERITAGE

  The sale of the Institutional Class of the fund commenced on June 16, 1997. Performance information of the original class of shares, which commenced operations on November 10, 1958, is presented on page 11.

  The Financial Highlights for the period presented have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available without charge upon request. The information presented is for a share outstanding throughout the period ended October 31.

                                                                        1997(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period ...........................................    $   13.60
                                                                   ---------

Income From Investment Operations

 Net Investment Income(2) .....................................         0.01

 Net Realized and Unrealized
 Gain on Investment Transactions ..............................         1.26
                                                                        ----

Total From
Investment Operations .........................................         1.27
                                                                        ----

Net Asset Value,
End of Period .................................................    $   14.87
                                                                   =========

Total Return(3) ...............................................         9.34%


RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets .............         0.80%(4)

Ratio of Net Investment Income to Average Net Assets ..........         0.21%(4)

Portfolio Turnover Rate .......................................           69%

Average Commission Paid per Share of Equity Security Traded ...    $  0.0436

Net Assets, End of Period (in thousands) ......................    $     129

(1) June 16, 1997 (commencement of sale) through October 31, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total return is not annualized.

(4) Annualized.

6      FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS

                                    GROWTH

  The sale of the Institutional Class of the fund commenced on June 16, 1997. Performance information of the original class of shares, which commenced operations on October 31, 1958, is presented on page 12.

  The Financial Highlights for the period presented have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available without charge upon request. The information presented is for a share outstanding throughout the period ended October 31.

                                                                       1997(1)


PER-SHARE DATA

Net Asset Value,
Beginning of Period ...........................................    $   25.75
                                                                   ---------

Income From Investment Operations

  Net Investment Income(2) ....................................         0.01

  Net Realized and Unrealized
  Gain on Investment Transactions .............................         2.12
                                                                        ----

Total From
Investment Operations .........................................         2.13
                                                                        ----

Net Asset Value,
End of Period .................................................    $   27.88
                                                                   =========

Total Return(3) ...............................................         8.27%


RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets .............         0.80%(4)

Ratio of Net Investment Income to Average Net Assets ..........         0.07%(4)

Portfolio Turnover Rate .......................................           75%

Average Commission Paid per Share of Equity Security Traded ...    $  0.0393

Net Assets, End of Period (in thousands) ......................    $     171

(1) June 16, 1997 (commencement of sale) through October 31, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total return is not annualized.

(4) Annualized.

PROSPECTUS                                     FINANCIAL HIGHLIGHTS           7


                             FINANCIAL HIGHLIGHTS

                                     ULTRA

  The sale of the Institutional Class of the fund commenced on November 14, 1996. Performance information of the original class of shares, which commenced operations on November 2, 1981, is presented on page 13.

  The Financial Highlights for the period presented have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available without charge upon request. The information presented is for a share outstanding throughout the period ended October 31.

                                                                       1997(1)


PER-SHARE DATA

Net Asset Value,
Beginning of Period ..........................................    $   30.78
                                                                  ---------

Income From Investment Operations

 Net Investment Income(2) ....................................         0.06

 Net Realized and Unrealized
 Gain on Investment Transactions .............................         4.38
                                                                       ----

Total From
Investment Operations ........................................         4.44
                                                                       ----

Distributions

 From Net Realized Gains on Investment Transactions ..........        (1.69)
                                                                      -----

Net Asset Value,
End of Period ................................................    $   33.53
                                                                  =========

Total Return(3) ..............................................        15.28%


RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ............         0.80%(4)

Ratio of Net Investment Income to Average Net Assets .........         0.23%(4)

Portfolio Turnover Rate ......................................          107%

Average Commission Paid per Share of Equity Security Traded ..    $  0.0398

Net Assets, End of Period (in thousands) .....................    $     334

(1)November 14, 1996 (commencement of sale) through October 31, 1997.

(2)Computed using average shares outstanding throughout the period.

(3)Total return assumes reinvestment of dividends and capital gains distributions, if any. Total return is not annualized.

(4)Annualized.

  8    FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS

                                     VISTA

  The sale of the Institutional Class of the fund commenced on November 14, 1996. Performance information of the original class of shares, which commenced operations on November 25, 1983, is presented on page 14.

  The Financial Highlights for the period presented have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available without charge upon request. The information presented is for a share outstanding throughout the period ended October 31.

                                                                        1997(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period ...........................................    $  15.73
                                                                   --------

Income From Investment Operations

  Net Investment Loss(2) ......................................       (0.07)

  Net Realized and Unrealized
  Gain on Investment Transactions .............................        0.08
                                                                       ----

Total From
Investment Operations .........................................        0.01
                                                                       ----

Distributions

  From Net Realized Gains on Investment Transactions ..........       (1.18)
                                                                      -----

Net Asset Value,
End of Period .................................................    $  14.56
                                                                   ========

Total Return(3) ...............................................        0.17%


RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets .............        0.80%(4)

Ratio of Net Investment Income to Average Net Assets ..........    (0.53)%(4)

Portfolio Turnover Rate .......................................          96%

Average Commission Paid per Share of Equity Security Traded ...    $ 0.0292

Net Assets, End of Period (in thousands) ......................    $     14

(1)November 14, 1996 (commencement of sale) through October 31, 1997.

(2)Computed using average shares outstanding throughout the period.

(3)Total return assumes reinvestment of dividends and capital gains distributions, if any. Total return is not annualized.

(4)Annualized.

PROSPECTUS                                     FINANCIAL HIGHLIGHTS          9


                    PERFORMANCE INFORMATION OF OTHER CLASS

                                    SELECT

  The Institutional Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

  The Financial Highlights for the fiscal year ended October 31, 1997, have been audited by Deloitte & Touche LLP, independent auditors whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before October
31, 1996, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional Information. The information presented is for a share outstanding throughout the years ended
October 31.

                                     1997    1996      1995      1994      1993      1992      1991     1990      1989      1988

PER-SHARE DATA

Net Asset Value,
Beginning of Year .................. $41.52  $39.52   $37.67    $45.76    $39.18    $40.79    $34.19   $35.98    $27.85    $32.69
                                     ------  ------   ------    ------    ------    ------    ------   ------    ------    ------
Income From
Investment Operations

 Net Investment Income ............. 0.15(1)  0.20(1)  0.33(1)   0.40      0.46      0.53      0.63     0.62      1.10      0.64

 Net Realized and
  Unrealized Gain(Loss) on
  Investment Transactions ..........  10.51   6.73     4.68     (3.59)     7.94      0.34      8.17    (1.29)     7.74      1.37
                                     ------  ------   ------    ------    ------    ------    ------   ------    ------    ------
 Total From
 Investment Operations .............  10.66   6.93     5.01     (3.19)     8.40      0.87      8.80    (0.67)     8.84      2.01
                                     ------  ------   ------    ------    ------    ------    ------   ------    ------    ------
Distributions

 From Net Investment Income ........ (0.32)  (0.27)   (0.28)    (0.43)    (0.49)    (0.65)    (0.65)   (1.12)    (0.71)    (0.48)

 From Net Realized Gains on
 Investment Transactions ........... (3.68)  (4.66)   (2.75)    (4.47)    (1.31)    (1.83)    (1.55)     --        --      (6.37)

 In Excess of
 Net Realized Gains ................   --       --    (0.13)      --      (0.02)      --        --       --        --        --
                                     ------  ------   ------    ------    ------    ------    ------   ------    ------    ------
 Total Distributions ............... (4.00)  (4.93)   (3.16)    (4.90)    (1.82)    (2.48)    (2.20)   (1.12)    (0.71)    (6.85)
                                     ------  ------   ------    ------    ------    ------    ------   ------    ------    ------
Net Asset Value, End of Year ....... $48.18  $41.52   $39.52    $37.67    $45.76    $39.18    $40.79   $34.19    $35.98    $27.85
                                     ======  ======   ======    ======    ======    ======    ======   ======    ======    ======

 Total Return(2) ................... 27.89%  19.76%   15.02%    (7.37)%   22.20%     1.76%    27.05%   (2.03)%   32.59%     7.31%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets .............. 1.00%   1.00%     1.00%     1.00%     1.00%     1.00%     1.00%    1.00%     1.00%     1.00%

Ratio of Net Investment Income
to Average Net Assets .............. 0.33%   0.5%      0.9%      1.0%      1.1%      1.4%      1.7%     1.8%      3.4%      2.2%

Portfolio Turnover Rate ............ 94%     105%      106%      126%       82%       95%       84%      83%       93%      140%

Average Commission Paid per
Share of Equity Security Traded .... $0.0457  $0.0410  $0.0460   --(3)     --(3)     --(3)     --(3)    --(3)     --(3)     --(3)

Net Assets, End
of Year (in millions) .............. $4,769  $4,039   $4,008    $4,278    $5,160    $4,534    $4,163   $2,953    $2,721    $2,367


(1)Computed using average shares outstanding throughout the period.

(2)Total return assumes reinvestment of dividends and capital gains distributions, if any.

(3)Disclosure of average commission paid per share of equity security traded was not required prior to the year ended October 31, 1995.

10  PERFORMANCE INFORMATION OF OTHER CLASS          AMERICAN CENTURY INVESTMENTS


                    PERFORMANCE INFORMATION OF OTHER CLASS

                                   HERITAGE

  The Institutional Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

  The Financial Highlights for the fiscal year ended October 31, 1997, have been audited by Deloitte & Touche LLP, independent auditors whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before October
31, 1996, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional Information. The information presented is for a share outstanding throughout the years ended
October 31, except as noted.

                                    1997     1996     1995      1994      1993      1992      1991      1990      1989     1988(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period ..............  $12.24  $11.75   $10.32    $11.03     $9.30     $8.59     $6.55     $8.15     $6.21     $5.00
                                    ------  ------   ------    ------     -----     -----     -----     -----     -----     -----
Income From
Investment Operations

  Net Investment Income ..........  0.01(2)  --(2)   0.05(2)    0.07      0.07      0.10      0.11      0.10      0.08      0.06

  Net Realized and
  Unrealized Gain (Loss) on
  Investment Transactions ........   3.41   1.15     1.96      (0.21)     2.43       0.72      2.04     (0.94)     1.93      1.16
                                    ------  ------   ------    ------     -----     -----     -----     -----     -----     -----
  Total from
  Investment Operations ..........   3.42   1.15     2.01      (0.14)     2.50       0.82      2.15     (0.84)     2.01      1.22
                                    ------  ------   ------    ------     -----     -----     -----     -----     -----     -----
Distributions

  From Net Investment Income .....  (0.09)  (0.05)   (0.03)    (0.06)    (0.09)    (0.11)    (0.11)    (0.07)    (0.07)    (0.01)

  From Net Realized Gains on
  Investment Transactions ........  (0.71)  (0.61)   (0.52)    (0.50)    (0.68)      --        --      (0.69)      --        --

  In Excess of
  Net Realized Gains .............     --     --     (0.03)    (0.01)      --        --        --        --        --        --
                                    ------  ------   ------    ------     -----     -----     -----     -----     -----     -----
  Total Distributions ............  (0.80)  (0.66)   (0.58)    (0.57)    (0.77)    (0.11)    (0.11)    (0.76)    (0.07)    (0.01)
                                    ------  ------   ------    ------     -----     -----     -----     -----     -----     -----
Net Asset Value, End of Period ...  $14.86  $12.24   $11.75    $10.32    $11.03     $9.30     $8.59     $6.55     $8.15     $6.21
                                    ======  ======   ======    ======    ======     =====     =====     =====     =====     =====

  Total Return(3) ................  29.56%  10.44%   21.04%    (1.13)%   28.64%     9.65%    33.25%   (11.62)%   32.65%    25.75%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ............  1.00%    0.99%    0.99%     1.00%     1.00%     1.00%     1.00%     1.00%     1.00%   1.00%(4)

Ratio of Net Investment Income
to Average Net Assets ............  0.05%     --      0.5%      0.7%      0.7%      1.1%      1.5%      1.6%      1.3%     1.4%(4)

Portfolio Turnover Rate ..........  69%      122%     121%      136%      116%      119%      146%      127%      159%     130%(4)

Average Commission Paid per
Share of Equity Security Traded ..  $0.0436  $0.0420  $0.0420   --(5)     --(5)     --(5)     --(5)     --(5)     --(5)     --(5)

Net Assets, End
of Period (in millions) ..........  $1,321  $1,083   $1,008     $897      $702      $369      $269      $199      $117       $55


(1) November 10, 1987 (inception) through October 31, 1988.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total return for periods less than one year are not annualized.

(4) Annualized.

(5) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended October 31, 1995.

PROSPECTUS                   PERFORMANCE INFORMATION OF OTHER CLASS         11

                    PERFORMANCE INFORMATION OF OTHER CLASS

                                    GROWTH

  The Institutional Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

  The Financial Highlights for the fiscal year ended October 31, 1997, have been audited by Deloitte & Touche LLP, independent auditors whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before October
31, 1996, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional Information. The information presented is for a share outstanding throughout the years ended
October 31.

                                     1997    1996      1995     1994      1993      1992      1991      1990      1989      1988

PER-SHARE DATA

Net Asset Value,
Beginning of Year ................. $22.21  $23.88    $22.99    $25.27    $23.64    $22.32    $14.81   $17.44    $12.54    $15.62
                                    ------  ------    ------    ------    ------    ------    ------   ------    ------    ------
Income From Investment Operations

 Net Investment Income (Loss) ..... 0.01(1)  (0.01)(1)  0.08(1)  0.06      0.06     (0.02)     0.04     0.09      0.08      0.30

 Net Realized and
 Unrealized Gain
 (Loss) on Investment
 Transactions .....................  6.07     1.47     4.08      0.48      1.94      1.35      8.47    (2.05)     5.14      0.13
                                    ------  ------    ------    ------    ------    ------    ------   ------    ------    ------
 Total from
 Investment Operations ............  6.08    1.46      4.16      0.54      2.00      1.33      8.51    (1.96)     5.22      0.43
                                    ------  ------    ------    ------    ------    ------    ------   ------    ------    ------
Distributions

 From Net Investment Income ....... (0.18)  (0.07)    (0.05)    (0.06)      --      (0.01)    (0.11)   (0.08)    (0.32)    (0.05)

 From Net Realized Gains
 on Investment Transactions ....... (0.25)  (2.98)    (3.18)    (2.76)    (0.36)      --      (0.89)   (0.59)      --      (3.46)

 In Excess of
 Net Realized Gains ...............    --   (0.08)    (0.04)      --      (0.01)      --        --       --        --        --
                                    ------  ------    ------    ------    ------    ------    ------   ------    ------    ------
 Total Distributions .............. (0.43)  (3.13)    (3.27)    (2.82)    (0.37)    (0.01)    (1.00)   (0.67)    (0.32)    (3.51)
                                    ------  ------    ------    ------    ------    ------    ------   ------    ------    ------
Net Asset Value, End of Year ...... $27.86  $22.21    $23.88    $22.99    $25.27    $23.64    $22.32   $14.81    $17.44    $12.54
                                    ======  ======    ======    ======    ======    ======    ======   ======    ======    ======

 Total Return(2) .................. 27.85%   8.18%    22.31%     2.66%     8.48%     5.96%    60.64%   (11.72)%  42.74%     3.18%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ............. 1.00%    1.00%     1.00%     1.00%     1.00%     1.00%     1.00%    1.00%     1.00%     1.00%

Ratio of Net Investment Income
(Loss) to Average Net Assets ...... 0.02%   (0.1)%     0.4%      0.3%      0.2%     (0.1)%     0.2%     0.6%      0.5%      2.4%

Portfolio Turnover Rate ........... 75%      122%      141%      100%       94%       53%       69%     118%       98%      143%

Average Commission Paid per
Share of Equity Security Traded ... $0.0393  $0.0360  $0.0400    --(3)     --(3)     --(3)     --(3)    --(3)     --(3)     --(3)

Net Assets, End
of Year (in millions) ............. $5,113  $4,765    $5,130    $4,363    $4,641    $4,472    $3,193   $1,697    $1,597    $1,229


(1) Computed using average shares outstanding throughout the period.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.

(3) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended October 31, 1995.

12     PERFORMANCE INFORMATION OF OTHER CLASS   AMERICAN CENTURY INVESTMENTS


                    PERFORMANCE INFORMATION OF OTHER CLASS

                                     ULTRA

  The Institutional Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

  The Financial Highlights for the fiscal year ended October 31, 1997, have been audited by Deloitte & Touche LLP, independent auditor whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before October
31, 1996, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional Information. The information presented is for a share outstanding throughout the years ended
October 31.

                                     1997     1996     1995     1994      1993      1992      1991      1990      1989       1988

PER-SHARE DATA

Net Asset Value,
Beginning of Year                   $29.52  $28.03    $21.16    $21.61    $15.46    $15.53     $7.73    $9.63     $6.86     $8.76
                                    ------  ------    ------    ------    ------    ------     -----    -----     -----     -----
Income From
Investment Operations

 Net Investment Income  (Loss)      0.01(1)  (0.05)(1)  (0.07)(1)  (0.03)  (0.09)   (0.05)    (0.03)   (0.03)     0.19     (0.02)

 Net Realized and
  Unrealized Gain
 (Loss) on Investment
  Transactions                      5.62      2.84     7.58     (0.42)     6.24     (0.02)     7.86    (0.73)     2.58      1.38
                                    ------  ------    ------    ------    ------    ------     -----    -----     -----     -----
 Total from
 Investment Operations              5.63      2.79     7.51     (0.45)     6.15     (0.07)     7.83    (0.76)     2.77      1.36
                                    ------  ------    ------    ------    ------    ------     -----    -----     -----     -----
Distributions

 From Net Investment Income         --        --        --        --        --        --        --     (0.19)      --        --

 From Net Realized Gains on
 Investment Transactions            (1.69)  (1.19)    (0.64)      --        --        --      (0.03)   (0.95)      --      (3.26)

 In Excess of Net Realized Gains      --    (0.11)      --        --        --        --        --       --        --        --
                                    ------  ------    ------    ------    ------    ------     -----    -----     -----     -----
 Total Distributions                (1.69)  (1.30)    (0.64)      --        --        --      (0.03)   (1.14)      --      (3.26)
                                    ------  ------    ------    ------    ------    ------     -----    -----     -----     -----
Net Asset Value, End of Year        $33.46  $29.52    $28.03    $21.16    $21.61    $15.46    $15.53    $7.73     $9.63     $6.86
                                    ======  ======    ======    ======    ======    ======    ======    =====     =====     =====

 Total Return(2)                    19.95%  10.79%    36.89%    (2.08)%   39.78%    (0.45)%   101.51%  (9.02)%   40.37%    19.52%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets               1.00%    1.00%     1.00%     1.00%     1.00%     1.00%     1.00%    1.00%     1.00%     1.00%

Ratio of Net Investment Income
(Loss) to Average Net Assets        0.03%   (0.2)%    (0.3)%    (0.1)%    (0.6)%    (0.4)%    (0.5)%   (0.3)%     2.2%     (0.3)%

Portfolio Turnover Rate             107%      87%       87%       78%       53%       59%       42%     141%      132%      140%

Average Commission Paid per
Share of Equity Security Traded     $0.0398  $0.0350  $0.0330    --(3)     --(3)     --(3)     --(3)    --(3)     --(3)     --(3)

Net Assets, End
of Year (in millions)               $21,695  $18,266  $14,376   $10,344   $8,037    $4,275    $2,148    $330      $347      $258


(1) Computed using average shares outstanding throughout the period.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.

(3) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended October 31, 1995.


PROSPECTUS                   PERFORMANCE INFORMATION OF OTHER CLASS           13


                    PERFORMANCE INFORMATION OF OTHER CLASS

                                     VISTA

  The Institutional Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

  The Financial Highlights for the fiscal year ended October 31, 1997, have been audited by Deloitte & Touche LLP, independent auditors whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before October
31, 1996, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional Information. The information presented is for a share outstanding throughout the years ended
October 31.

                                     1997     1996     1995      1994      1993      1992      1991      1990      1989    1988

PER-SHARE DATA

Net Asset Value,
Beginning of Year .................. $15.68  $15.73   $10.94    $12.24    $11.01    $10.53     $6.28    $8.74     $5.91    $5.73
                                     ------  ------   ------    ------    ------    ------     -----    -----     -----    -----
Income From
Investment Operations

  Net Investment Income (Loss) ..... (0.10)(1)  (0.11)(1)  (0.08)(1)  (0.08)  (0.07)  (0.04)  (0.02)   (0.01)    (0.03)     0.01

  Net Realized
  and Unrealized Gain
  (Loss) on Investment
  Transactions .....................   0.13    1.09     4.90      0.45      1.95      0.52      4.27    (1.76)     2.87     0.63
                                     ------  ------   ------    ------    ------    ------     -----    -----     -----    -----
  Total from
  Investment Operations ............   0.03    0.98     4.82      0.37      1.88      0.48      4.25    (1.77)     2.84     0.64
                                     ------  ------   ------    ------    ------    ------     -----    -----     -----    -----
Distributions

  From Net Investment Income ....... --       --        --        --        --        --        --       --      (0.01)      --

  From Net Realized Gains
  on Investment Transactions ....... (1.18)  (1.02)   (0.03)    (1.66)    (0.64)      --        --     (0.69)      --      (0.46)

  In Excess of
  Net Realized Gains ............... --      (0.01)     --      (0.01)    (0.01)      --        --       --        --        --
                                     ------  ------   ------    ------    ------    ------     -----    -----     -----    -----
  Total Distributions .............. (1.18)  (1.03)   (0.03)    (1.67)    (0.65)      --        --     (0.69)    (0.01)    (0.46)
                                     ------  ------   ------    ------    ------    ------     -----    -----     -----    -----
Net Asset Value, End of Year ....... $14.53  $15.68   $15.73    $10.94    $12.24    $11.01    $10.53    $6.28     $8.74     $5.91
                                     ======  ======   ======    ======    ======    ======    ======    =====     =====     =====

  Total Return(2) .................. 0.29%   6.96%    44.20%     4.16%    17.71%     4.55%    67.67%   (22.17)%  48.19%    11.41%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets .............. 1.00%   0.99%     0.98%     1.00%     1.00%     1.00%     1.00%    1.00%     1.00%     1.00%

Ratio of Net Investment Income
(Loss) to Average Net Assets ....... (0.73)%  (0.7)%  (0.6)%    (0.8)%    (0.6)%    (0.4)%    (0.3)%   (0.10%    (0.4)%     0.2%

Portfolio Turnover Rate ............ 96%      91%       89%      111%      133%       87%       92%     103%      125%      145%

Average Commission Paid per
Share of Equity Security Traded .... $0.0292  $0.0280  $0.0330   --(3)     --(3)     --(3)     --(3)    --(3)     --(3)     --(3)

Net Assets, End
of Year (in millions) .............. $1,828  $2,276   $1,676     $792      $847      $830      $622     $341      $264      $206


(1) Computed using average shares outstanding throughout the period.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.

(3) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended October 31, 1995.


14    PERFORMANCE INFORMATION OF OTHER CLASS        AMERICAN CENTURY INVESTMENTS


                        INFORMATION REGARDING THE FUNDS

 INVESTMENT POLICIES OF THE FUNDS

    The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

GROWTH EQUITY FUNDS

    All of the funds offered by this Prospectus seek capital growth by investing in securities, primarily common stocks, that meet certain fundamental and technical standards of selection (relating primarily to earnings and revenues acceleration) and have, in the opinion of the funds' manager, better-than-average potential for appreciation. So long as a sufficient number of such securities are available, the manager intends to keep the funds fully invested in these securities regardless of the movement of stock prices generally. In most circumstances, the funds' actual level of cash and cash equivalents will fluctuate between 0% and 10% of total assets with 90% to 100% of its assets committed to equity and equity equivalent investments. The funds may purchase securities only of companies that have a record of at least three years of continuous operation.

SELECT AND HERITAGE

    Securities of companies chosen for the Select and Heritage funds are chosen primarily for their growth potential. Additionally, as a matter of fundamental policy, 80% of the assets of the Select fund and 60% of the assets of the Heritage fund must be invested in securities of companies that have a record of paying dividends, or have committed themselves to the payment of regular dividends, or otherwise produce income. The remaining 20% of the Select fund and 40% of the Heritage fund may be invested in any otherwise permissible securities that the manager believes will contribute to the funds' stated investment objectives. The income payments of equity securities are only a secondary consideration; therefore, the income return that Select and Heritage provide may not be significant. Otherwise, Select and Heritage follow the same investment techniques described below for Growth, Ultra and Vista.

    Since Select is one of our larger funds and Heritage is substantially smaller, Select will invest in shares of larger companies with larger share trading volume, and Heritage will tend to invest in smaller companies with smaller share trading volume. However, the two funds are not mutually exclusive, and a given security may be owned by both funds. For the reasons stated in the next section, it should be expected that Heritage will be more volatile and subject to greater short-term risk and long-term opportunity than Select.

    Because of its size, and because it invests primarily in securities that pay dividends or are committed to the payment of dividends, Select may be expected to be the least volatile of the funds described in this Prospectus.

GROWTH, ULTRA AND VISTA

    Management selects for the portfolios of the Growth, Ultra and Vista funds, securities of companies whose earnings and revenue trends meet management's standards of selection.

    Growth and Ultra generally invest in large-sized companies, while Vista invests in medium-sized and smaller companies.

    The size of companies in which a fund invests tends to give each fund its own characteristics of volatility and risk. These differences come about because developments such as new or improved products or methods, which would be relatively


PROSPECTUS                        INFORMATION REGARDING THE FUNDS             15


insignificant to a large company, may have a substantial impact on the earnings and revenues of a small company and create a greater demand and a higher value for its shares. However, a new product failure, which could readily be absorbed by a large company, can cause a rapid decline in the value of the shares of a smaller company. Hence, it could be expected that funds investing in smaller companies would be more volatile than funds investing in larger companies.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

FOREIGN SECURITIES

    Each of the funds may invest an unlimited amount of its assets in the securities of foreign issuers, primarily from developed markets, when these securities meet its standards of selection. The funds may make such investments either directly in foreign securities, or by purchasing Depositary Receipts ("DRs") for foreign securities. DRs are securities listed on exchanges or quoted in the over-the-counter market in one country but represent the shares of issuers domiciled in other countries. DRs may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

    Subject to their individual investment objectives and policies, the funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, and debt securities of foreign governments and their agencies. The funds will limit their purchase of debt securities to investment-grade obligations.

    Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, clearance and settlement risk, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

FORWARD CURRENCY EXCHANGE CONTRACTS

    Some of the foreign securities held by the funds may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of a fund.

    To protect against adverse movements in exchange rates between currencies, the funds may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

    A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

    By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

    When the manager believes that a particular currency may decline in value compared to the U.S. dollar, a fund may enter into forward currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where it would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

    Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager.


16  INFORMATION REGARDING THE FUNDS               AMERICAN CENTURY INVESTMENTS


However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

    If a fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

    Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect a fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationships between the foreign currency and the U.S. dollar.

PORTFOLIO TURNOVER

    The portfolio turnover rates of the funds are shown in the financial information on pages 5-14 of this Prospectus.

    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be anticipated.

    The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

    Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

    Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

    The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

    No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

FUTURES AND OPTIONS

    The funds may invest in financial futures contracts and options thereon. A financial futures contract is an agreement to take or make delivery of a financial asset or an amount of cash, as specified in the applicable contract, at some time in the future. The value of the asset or cash to be delivered at the end of the contract period is calculated based upon the difference in value between the making of the contract and the end


PROSPECTUS                      INFORMATION REGARDING THE FUNDS          17


of the contract period of a financial index, indicator, or security underlying the futures contract.

    Rather than actually purchasing a financial asset (e.g., a long- or short-term treasury security) or all of the securities contained in a specific index (e.g., the S&P 500), the manager may choose to purchase a futures contract which reflects the value of such securities or index. For example, an S&P 500 futures contract reflects the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the index securities increases or decreases during the contract period of an S&P 500 futures contract, the amount of cash to be paid to the contract holder at the end of the period would correspondingly increase or decrease. As a result, the manager is able to expose to the market cash that is held by the funds to meet anticipated redemptions or for future investment opportunities. Because futures contracts generally settle more quickly than their underlying securities, the manager believes that the use of futures and options thereon allows the funds to be fully invested while maintaining the needed liquidity.

    The funds will not purchase leveraged futures. When a fund enters into a futures contract, it must make a deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the contract fluctuates, a party to the contract may be required to make additional margin payments, known as "variation margin," to cover a portion of such fluctuation. A fund will also deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fund's payment obligation under the futures contract, less any initial or variation margin. For options sold, a fund will segregate cash or high-quality debt securities equal to the value of the securities underlying the option unless the option is otherwise covered.

DERIVATIVE SECURITIES

    To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

    Some   "derivatives"  such  as   mortgage-related   and  other  asset-backed
securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

    There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

    No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

    The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

    There  are  a  range  of  risks  associated  with  derivative   investments,
including:

    * the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

    * the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

    * the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

    *    the risk that the counterparty will fail to perform its obligations.


18      INFORMATION REGARDING THE FUNDS        AMERICAN CENTURY INVESTMENTS


    The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

WHEN-ISSUED SECURITIES

    Each of the funds may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

    The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

    With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

INVESTMENTS IN COMPANIES
WITH LIMITED OPERATING HISTORY

    The funds may invest in the securities of issuers with limited operating history. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

    Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

    Select, Growth and Ultra will not invest more than 5% of their total assets in the securities of issuers with less than a three-year operating history. Vista and Heritage will not invest more than 10% of their total assets in the securities of issuers with less than a


PROSPECTUS                                 INFORMATION REGARDING THE FUNDS  19


three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

SHORT SALES

    A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

    A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

PERFORMANCE ADVERTISING

    From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, and yield. Performance data may be quoted separately for the Institutional Class and for the other classes offered by the funds.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

    The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


20      INFORMATION REGARDING THE FUNDS        AMERICAN CENTURY INVESTMENTS



                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

 AMERICAN CENTURY INVESTMENTS

    The funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-3533 for a brochure or prospectuses for the other funds in the American Century Investments family.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

INVESTING IN AMERICAN CENTURY

    The following section explains how to invest with American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

    If you own or are considering purchasing fund shares through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Minimum Investment," page 22 and "Customers of Banks, Broker-Dealers and Other Financial Intermediaries," page 26.

HOW TO OPEN AN ACCOUNT

    To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

    You may invest in the following ways:

BY MAIL

    Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

    You may make your initial  investment by wiring funds.  To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

(*)  RECEIVING BANK AND ROUTING NUMBER:

   Commerce Bank, N.A. (101000019)

(*)  BENEFICIARY (BNF):

   American Century Services Corporation

   4500 Main St., Kansas City, Missouri 64111

(*)  BENEFICIARY ACCOUNT NUMBER (BNF ACCT):

   2804918

(*)  REFERENCE FOR BENEFICIARY (RFB):

   American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

(*)  ORIGINATOR TO BENEFICIARY (OBI):

   Name and address of owner of account into which you are investing.

(*)  BANK TO BANK INFORMATION

   (BBI OR FREE FORM TEXT):

    * Taxpayer identification or Social Security number.

    * If more than one account, account numbers and amount to be invested in each account.

    * Current tax year, previous tax year or rollover designation if an IRA. Specify whether Traditional IRA, Roth IRA, Education IRA, SEP-IRA SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.

BY EXCHANGE

    Call 1-800-345-3533 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See page 22 for more information on exchanges.

PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       21


IN PERSON

    If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

    4500 Main Street
    Kansas City, Missouri 64111

    4917 Town Center Drive
    Leawood, Kansas 66211

    1665 Charleston Road
    Mountain View, California 94043

    2000 S. Colorado Blvd.
    Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

    Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

    When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

    Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Institutional Service Representative or use our Automated Information Line.

BY WIRE

    You may make subsequent investments by wire. Follow the wire transfer instructions on page 21 and indicate your account number.

IN PERSON

    You may make subsequent investments in person at one of our Investor Centers. The locations of our four Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

    You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Institutional Service Representatives.

MINIMUM INVESTMENT

    The minimum investment is $5 million ($3 million for endowments and foundations). If you invest with us through a bank, broker-dealer or other financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class shares.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

    As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 27.

    For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an


22 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

    If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions. See "Special Requirements for Large Redemptions," on this page.

BY MAIL

    You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

    You can make exchanges over the telephone if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling one of our Institutional Service Representatives at 1-800-345-3533 to get the appropriate form.

HOW TO REDEEM SHARES

    We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received. For large redemptions, please read "Special Requirements for Large Redemptions," this page.

    Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

    Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 24.

BY TELEPHONE

    If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Institutional Service Representative.

BY CHECK-A-MONTH

    You may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

    You may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Institutional Service Representatives

REDEMPTION PROCEEDS

    Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

    Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

    Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more infor- mation, please refer to our Investor Services Guide.

BY WIRE AND ACH

    You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

    Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

    We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS    23


90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

    If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

    If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

    Despite the funds' right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

SIGNATURE GUARANTEE

    To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee would be required when:

    *    redeeming more than $25,000; or

    * establishing or increasing a Check-A-Month or automatic transfer on an existing account.

    You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

    For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

    We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

    We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

    Our special shareholder services include:

OPEN ORDER SERVICE

    Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

    If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

    Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m.


24 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

    Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

    *    Individual Retirement Accounts (IRAs);

    * 403(b)plans for employees of public school systems and non-profit organizations; or

    * Profit sharing plans and pension plans for corporations and other employers.

    You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

    Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer

  (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

  (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

  (3) Shares being acquired must be qualified for sale in your state of residence.

  (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

  (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

  (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

  (7)    All   signatures   should  be  exactly  as  the  name  appears  in  the
         registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

  (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

  (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

  (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

    At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individ-


PROSPECTUS           HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS         25


ual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

    With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

    Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

    No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

    Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully as they will help you understand your fund.


CUSTOMERS OF BANKS, BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARIES

    Information   contained  in  our  Investor   Services   Guide   pertains  to
shareholders who invest directly with American Century rather than through a bank, broker-dealer or other financial intermediary.

    If you own or are considering purchasing fund shares through a bank, broker-dealer, or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

    You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your financial intermediary.


26 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

    The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

    Investments are considered received only when payment is received by us. Wired funds are considered received the day they are deposited in our bank account if they are deposited before the time as of which the net asset value is determined.

    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

    Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

    If you invest in fund shares through a bank, financial advisor or other financial intermediary, it is the responsibility of your financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the funds' net asset value next determined after acceptance on the funds' behalf by such intermediary.

HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most


PROSPECTUS           ADDITIONAL INFORMATION YOU SHOULD KNOW             27


recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

    The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then exchanged to dollars at the prevailing foreign exchange rate.

    Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

    The net asset values of the Investor Class of the funds are published in leading newspapers daily. The net asset value of the Institutional Class of each fund may be obtained by calling us.

DISTRIBUTIONS

    In general, distributions from net investment income and net realized securities gains, if any, are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. Distributions from investment income and from net profits realized on the sale of securities, if any, will be declared annually on or before December 31.

    THE OBJECTIVE OF THESE FUNDS IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU SHOULD MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE OF YOUR INVESTMENT AT ANY GIVEN TIME AND NOT BY THE DISTRIBUTIONS YOU RECEIVE.

    For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 59(1)/(2) years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

    A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

    Because such gains and dividends are included in the value of your shares prior to distribution, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

    Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan (excluding participant-directed employer-sponsored retirement plans, which are ineligible to invest in Institutional Class shares), income and capital gains distributions paid by the funds will generally not be subject to current taxation,


28 ADDITIONAL INFORMATION YOU SHOULD KNOW           AMERICAN CENTURY INVESTMENTS


but will accumulate in your account on a tax-deferred basis.

TAXABLE ACCOUNTS

    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held greater than 12 months but no more than 18 months (28% rate gain) and/or assets held greater than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to (28% or 20% rate gain) you with respect to such shares.

    Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

    If more than 50% of the value of a fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for the shareholder to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit which is ineligible as a result of the fund not meeting the holding period requirement will be separately disclosed and may be eligible as an itemized deduction.

    If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).

    In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

    Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code, we or your financial inter-


PROSPECTUS                 ADDITIONAL INFORMATION YOU SHOULD KNOW      29


mediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

    Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be considered long-term subject to tax at a maximum rate of 28% (28% rate gain/loss) if shareholders have held such shares for a period of more than 12 months but no more than 18 months and long-term subject to tax at a maximum rate of 20%, minimum of 10% (20% rate gain/loss) if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

    The manager supervises and manages the investment portfolios of the funds and directs the purchase and sale of their investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

    The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:

    JAMES E. STOWERS III, Chief Executive Officer and Portfolio Manager, joined American Century in 1981. He is a member of the team that manages Ultra.

    HAROLD S. BRADLEY, Vice President and Portfolio Manager, joined American Century in 1988. For the past 10 years, Mr. Bradley has managed the global equity, futures and foreign exchange trading activities for American Century. He is a member of the team that manages Heritage.

    ARNOLD K. DOUVILLE, Vice President and Portfolio Manager, joined American Century in November 1997. Prior to joining American Century, Mr. Douville served as Senior Portfolio Manager for Munder Capital Management. He is a member of the team that manages Vista.

    GLENN A. FOGLE, Vice President and Portfolio Manager, joined American Century in September 1990 as an Investment Analyst, a position he held until March 1993. At that time he was promoted to Portfolio Manager. He is a member of the team that manages Vista.

    C. KIM GOODWIN, Vice President and Portfolio Manager, joined American Century in October 1997. Prior to joining American Century, Ms. Goodwin served as Senior Vice President and Portfolio Manager at Putnam Investments from May 1996 to September 1997 and Vice President and Portfolio Manager at Prudential Investments from February 1993 to April 1996. Prior to that, she served as an


30  ADDITIONAL INFORMATION YOU SHOULD KNOW          AMERICAN CENTURY INVESTMENTS


Assistant Vice President and Portfolio Manager at Mellon Bank Corporation. She is a member of the team that manages Growth.

    JEAN C. LEDFORD, Vice President and Portfolio Manager, joined American Century in January 1997. Prior to joining American Century, Ms. Ledford worked for the State of Wisconsin Investment Board as an Investment Director from 1994 to 1996 and as an Assistance Investment Director from 1983 to 1994. Ms. Ledford is a member of the team that manages Select.

    LINDA K. PETERSON, Portfolio Manager, joined American Century in 1986. She served as an Investment Analyst for American Century growth-oriented equity funds, including Heritage, from April 1994 until February 1998. She was promoted to Portfolio Manager in March 1998. She is a member of the team that manages Heritage.

    JOHN R. SYKORA, Portfolio Manager, joined American Century in May 1994 as an Investment Analyst, a position he held until August 1997. At that time he was promoted to Portfolio Manager. Prior to joining American Century, My. Sykora served as a Financial Analyst for Business Men's Assurance Company of America, Kansas City, Missouri, from August 1993 to April 1994. Prior to that Mr. Sykora attended Michigan State University where he obtained his MBA degree. Mr. Sykora is a member of the team that manages Ultra.

    BRUCE A. WIMBERLY, Portfolio Manager, joined American Century in September 1994 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Wimberly attended Kellogg Graduate School of Management, Northwestern University from August 1992 to August 1994, where he obtained his MBA degree. Mr. Wimberly is a member of the team that manages Ultra.

    The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

    For the services provided to the Institutional Class of the funds, the manager receives an annual fee of 0.80% of the average net assets of each of the funds.

    On the first business day of each month, each fund pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for each fund by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

    The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds, and is paid for such services by the manager.

    Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs.

    Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by

PROSPECTUS         ADDITIONAL INFORMATION YOU SHOULD KNOW                 31


the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

    The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager out of its unified fee.

DISTRIBUTION OF FUND SHARES

    The funds' shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

    The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls: 816-531-5575).

    American Century Mutual Funds, Inc. issues 13 series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

    American Century offers four classes of each of the funds: an Investor Class, an Institutional Class, a Service Class, and the Advisor Class. The shares offered by this Prospectus are Institutional Class shares and have no up-front charges, commissions, or 12b-1 fees.

    The Investor Class is primarily made available to retail investors. The Service Class and Advisor Class are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For information concerning the Service or Advisor classes of shares not offered by this Prospectus, call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.


32  ADDITIONAL INFORMATION YOU SHOULD KNOW           AMERICAN CENTURY INVESTMENT


    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

    Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' by laws, the holders of shares representing at least 10% of the votes entitled to be cast may request a fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW         33



P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385

INSTITUTIONAL SERVICES:
1-800-345-3533 OR 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
 1-800-345-1833 OR 816-444-3038

FAX: 816-340-4655

www.americancentury.com



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                                Century(reg.sm)


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